UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Overseas Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Diageo PLC (United Kingdom, Beverages)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.6
Sony Group Corp. (Japan, Household Durables)	1.5
Sika AG (Switzerland, Chemicals)	1.4
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.4
20.3

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	21.0
Financials	19.1
Information Technology	16.3
Health Care	13.0
Consumer Discretionary	9.0
Consumer Staples	6.6
Materials	5.1
Energy	2.5
Communication Services	2.1
Real Estate	1.1

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
France	16.1%
Switzerland	12.8%
Japan	11.4%
United States of America*	11.4%
United Kingdom	8.6%
Netherlands	7.6%
Germany	6.4%
Sweden	5.8%
Ireland	3.0%
Other	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	95.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
Bailiwick of Jersey - 1.3%
Ferguson PLC	39,600	$4,968
JTC PLC (a)	109,800	1,066

TOTAL BAILIWICK OF JERSEY		6,034

Belgium - 1.0%
Azelis Group NV	28,600	704
KBC Group NV	59,175	4,026

TOTAL BELGIUM		4,730

Bermuda - 0.6%
Genpact Ltd.	30,003	1,208
Hiscox Ltd.	153,573	1,824

TOTAL BERMUDA		3,032

Canada - 1.3%
Constellation Software, Inc.	3,780	5,949
Topicus.Com, Inc.	6,230	387

TOTAL CANADA		6,336

Cayman Islands - 0.6%
Parade Technologies Ltd.	58,000	2,760
Denmark - 1.7%
DSV A/S	40,004	6,559
GN Store Nord A/S	36,905	1,385

TOTAL DENMARK		7,944

Finland - 0.8%
Nordea Bank ABP	403,526	4,023
France - 16.1%
Air Liquide SA	33,900	5,865
ALTEN	28,575	3,835
Antin Infrastructure Partners SA	10,100	262
BNP Paribas SA	100,700	5,221
Capgemini SA	33,219	6,763
Dassault Systemes SA	70,525	3,119
Edenred SA	110,254	5,537
EssilorLuxottica SA	28,171	4,796
Legrand SA	65,585	5,812
LVMH Moet Hennessy Louis Vuitton SE	16,660	10,781
Pernod Ricard SA	30,243	6,242
Safran SA	43,100	4,629
Teleperformance	18,588	6,671
TotalEnergies SE	154,600	7,591

TOTAL FRANCE		77,124

Germany - 6.4%
Allianz SE	28,223	6,368
Auto1 Group SE (a)(b)	4,600	48
Brenntag SE	46,900	3,619
Deutsche Borse AG	28,403	4,945
Hannover Reuck SE	26,829	4,170
Merck KGaA	32,600	6,048
SAP SE	15,549	1,576
Siemens Healthineers AG (a)	73,000	3,903

TOTAL GERMANY		30,677

Hong Kong - 1.6%
AIA Group Ltd.	785,500	7,717
Chervon Holdings Ltd.	32,500	203

TOTAL HONG KONG		7,920

India - 1.7%
HDFC Bank Ltd.	213,384	3,821
Reliance Industries Ltd.	115,313	4,173

TOTAL INDIA		7,994

Ireland - 3.0%
Flutter Entertainment PLC (b)	13,624	1,376
ICON PLC (b)	17,000	3,846
Kingspan Group PLC (Ireland)	48,600	4,524
Linde PLC	14,434	4,503

TOTAL IRELAND		14,249

Italy - 2.3%
FinecoBank SpA	238,363	3,314
GVS SpA (a)	28,462	237
Moncler SpA	59,200	3,084
Recordati SpA	87,220	4,203

TOTAL ITALY		10,838

Japan - 11.4%
Advantest Corp.	35,200	2,402
Capcom Co. Ltd.	54,100	1,428
FUJIFILM Holdings Corp.	61,700	3,392
Hoya Corp.	57,931	5,749
Iriso Electronics Co. Ltd.	23,784	556
Misumi Group, Inc.	93,700	2,349
Nitori Holdings Co. Ltd.	12,130	1,248
NOF Corp.	44,671	1,677
Olympus Corp.	179,976	3,168
Persol Holdings Co. Ltd.	129,160	2,562
Recruit Holdings Co. Ltd.	107,434	3,898
Relo Group, Inc.	97,946	1,399
Shin-Etsu Chemical Co. Ltd.	25,400	3,491
SMC Corp.	7,986	3,867
Sony Group Corp.	81,024	6,992
Suzuki Motor Corp.	56,971	1,717
TIS, Inc.	86,327	1,939
Tokyo Electron Ltd.	16,127	6,805

TOTAL JAPAN		54,639

Kenya - 0.3%
Safaricom Ltd.	4,605,600	1,340
Luxembourg - 0.8%
Eurofins Scientific SA	42,800	3,978
Netherlands - 7.6%
Akzo Nobel NV	35,200	3,053
ASM International NV (Netherlands)	12,700	3,816
ASML Holding NV (Netherlands)	22,506	12,773
Euronext NV (a)	35,575	2,850
IMCD NV	34,450	5,485
Koninklijke Philips Electronics NV	64,369	1,682
Wolters Kluwer NV	67,241	6,790
Wolters Kluwer NV rights (b)(c)	66,741	73

TOTAL NETHERLANDS		36,522

Spain - 1.9%
Amadeus IT Holding SA Class A (b)	78,896	4,944
Cellnex Telecom SA (a)	89,476	4,171

TOTAL SPAIN		9,115

Sweden - 5.7%
Addlife AB	124,837	2,758
AddTech AB (B Shares)	165,787	2,925
ASSA ABLOY AB (B Shares)	206,486	5,218
Atlas Copco AB (A Shares)	100,773	4,569
Hexagon AB (B Shares)	453,937	5,857
Indutrade AB	199,025	4,695
Kry International AB (d)(e)	156	55
Nordnet AB	82,500	1,431

TOTAL SWEDEN		27,508

Switzerland - 12.8%
Compagnie Financiere Richemont SA Series A	40,760	4,736
Julius Baer Group Ltd.	70,117	3,351
Lonza Group AG	6,237	3,678
Nestle SA (Reg. S)	122,685	15,841
Partners Group Holding AG	3,380	3,581
Roche Holding AG (participation certificate)	32,494	12,049
Sika AG	22,418	6,848
Sonova Holding AG	13,541	4,883
Zurich Insurance Group Ltd.	13,352	6,079

TOTAL SWITZERLAND		61,046

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	254,300	4,601
United Kingdom - 8.6%
Beazley PLC	229,144	1,234
Bridgepoint Group Holdings Ltd. (a)	207,539	792
Compass Group PLC	285,054	6,015
Dechra Pharmaceuticals PLC	53,784	2,437
Diageo PLC	196,476	9,802
Diploma PLC	83,267	2,856
Dr. Martens Ltd.	35,900	94
Future PLC	21,100	578
RELX PLC (London Stock Exchange)	229,584	6,839
Rentokil Initial PLC	693,333	4,762
Smith & Nephew PLC	80,279	1,301
St. James's Place PLC	169,400	2,722
Volution Group PLC	320,051	1,630

TOTAL UNITED KINGDOM		41,062

United States of America - 7.2%
Alphabet, Inc. Class C (b)	1,000	2,299
Ares Management Corp.	58,523	3,875
Boston Scientific Corp. (b)	8,622	363
CBRE Group, Inc.	44,700	3,712
Equifax, Inc.	18,000	3,663
Intercontinental Exchange, Inc.	31,978	3,703
Marsh & McLennan Companies, Inc.	36,830	5,955
Moody's Corp.	11,800	3,734
Pool Corp.	4,000	1,621
S&P Global, Inc.	14,231	5,358

TOTAL UNITED STATES OF AMERICA		34,283

TOTAL COMMON STOCKS
(Cost $400,994)		457,755

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (d)(e)
(Cost $412)	901	317

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.32% (f)
(Cost $17,143)	17,139,101	17,143
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $418,549)		475,215
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,839
NET ASSETS - 100%		$478,054

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,067,000 or 2.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $372,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Kry International AB	5/14/21	$68
Kry International AB Series E	5/14/21	$412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$18,433	$102,652	$103,942	$11	$--	$--	$17,143	0.0%
Total	$18,433	$102,652	$103,942	$11	$--	$--	$17,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$9,816	$3,639	$6,177	$--
Consumer Discretionary	42,711	1,621	41,090	--
Consumer Staples	31,885	--	31,885	--
Energy	11,764	--	11,764	--
Financials	91,422	22,625	68,797	--
Health Care	61,431	4,209	57,222	--
Industrials	99,904	3,663	96,241	--
Information Technology	78,591	7,544	70,675	372
Materials	25,437	4,503	20,934	--
Real Estate	5,111	3,712	1,399	--
Money Market Funds	17,143	17,143	--	--
Total Investments in Securities:	$475,215	$68,659	$406,184	$372

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $401,406)	$458,072
Fidelity Central Funds (cost $17,143)	17,143
Total Investment in Securities (cost $418,549)		$475,215
Foreign currency held at value (cost $93)		93
Receivable for investments sold		3,907
Receivable for fund shares sold		436
Dividends receivable		1,260
Reclaims receivable		1,322
Distributions receivable from Fidelity Central Funds		5
Other receivables		70
Total assets		482,308
Liabilities
Payable for investments purchased
Regular delivery	$2,857
Delayed delivery	73
Payable for fund shares redeemed	547
Accrued management fee	326
Distribution and service plan fees payable	93
Other affiliated payables	79
Deferred taxes	225
Other payables and accrued expenses	54
Total liabilities		4,254
Net Assets		$478,054
Net Assets consist of:
Paid in capital		$426,488
Total accumulated earnings (loss)		51,566
Net Assets		$478,054
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,481 ÷ 1,570.3 shares)(a)		$27.05
Maximum offering price per share (100/94.25 of $27.05)		$28.70
Class M:
Net Asset Value and redemption price per share ($182,095 ÷ 6,567.3 shares)(a)		$27.73
Maximum offering price per share (100/96.50 of $27.73)		$28.74
Class C:
Net Asset Value and offering price per share ($3,443 ÷ 133.3 shares)(a)		$25.83
Class I:
Net Asset Value, offering price and redemption price per share ($90,364 ÷ 3,242.7 shares)		$27.87
Class Z:
Net Asset Value, offering price and redemption price per share ($159,671 ÷ 5,734.1 shares)		$27.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,331
Foreign tax reclaims		416
Income from Fidelity Central Funds		11
Income before foreign taxes withheld		4,758
Less foreign taxes withheld		(844)
Total income		3,914
Expenses
Management fee
Basic fee	$1,641
Performance adjustment	454
Transfer agent fees	356
Distribution and service plan fees	624
Accounting fees and expenses	131
Custodian fees and expenses	44
Independent trustees' fees and expenses	1
Registration fees	62
Audit	57
Legal	1
Total expenses before reductions	3,371
Expense reductions	(7)
Total expenses after reductions		3,364
Net investment income (loss)		550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,253)
Foreign currency transactions	(78)
Total net realized gain (loss)		(4,331)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $19)	(103,918)
Assets and liabilities in foreign currencies	(108)
Total change in net unrealized appreciation (depreciation)		(104,026)
Net gain (loss)		(108,357)
Net increase (decrease) in net assets resulting from operations		$(107,807)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$550	$(504)
Net realized gain (loss)	(4,331)	62,232
Change in net unrealized appreciation (depreciation)	(104,026)	84,228
Net increase (decrease) in net assets resulting from operations	(107,807)	145,956
Distributions to shareholders	(10,213)	–
Share transactions - net increase (decrease)	104,499	(66,986)
Total increase (decrease) in net assets	(13,521)	78,970
Net Assets
Beginning of period	491,575	412,605
End of period	$478,054	$491,575

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.07	$24.73	$24.27	$22.48	$25.20	$20.40
Income from Investment Operations
Net investment income (loss)A,B	.02	(.04)	(.02)	.35	.28	.23
Net realized and unrealized gain (loss)	(6.32)	9.38	.83	2.38	(2.10)	4.78
Total from investment operations	(6.30)	9.34	.81	2.73	(1.82)	5.01
Distributions from net investment income	–	–	(.35)	(.21)	(.22)	(.20)
Distributions from net realized gain	(.72)	–	–	(.73)	(.69)	(.02)
Total distributions	(.72)	–	(.35)	(.94)	(.90)C	(.21)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$27.05	$34.07	$24.73	$24.27	$22.48	$25.20
Total ReturnE,F,G	(18.83)%	37.77%	3.33%	12.86%	(7.48)%	24.86%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.40%J	1.43%	1.49%	1.21%	1.21%	1.25%
Expenses net of fee waivers, if any	1.40%J	1.43%	1.49%	1.21%	1.21%	1.25%
Expenses net of all reductions	1.40%J	1.43%	1.48%	1.19%	1.20%	1.23%
Net investment income (loss)	.15%J	(.12)%	(.08)%	1.53%	1.13%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$42	$56	$46	$49	$44	$69
Portfolio turnover rateK	25%J	33%L	46%	45%L	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.94	$25.41	$24.94	$23.06	$25.84	$20.91
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.11)	(.07)	.31	.23	.19
Net realized and unrealized gain (loss)	(6.48)	9.64	.84	2.45	(2.15)	4.90
Total from investment operations	(6.49)	9.53	.77	2.76	(1.92)	5.09
Distributions from net investment income	–	–	(.30)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.72)	–	–	(.73)	(.69)	(.02)
Total distributions	(.72)	–	(.30)	(.88)	(.86)	(.16)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$27.73	$34.94	$25.41	$24.94	$23.06	$25.84
Total ReturnE,F,G	(18.91)%	37.50%	3.09%	12.65%	(7.71)%	24.57%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.61%J	1.65%	1.71%	1.42%	1.44%	1.46%
Expenses net of fee waivers, if any	1.61%J	1.65%	1.70%	1.42%	1.43%	1.46%
Expenses net of all reductions	1.61%J	1.65%	1.70%	1.40%	1.43%	1.44%
Net investment income (loss)	(.06)%J	(.34)%	(.29)%	1.32%	.90%	.84%
Supplemental Data
Net assets, end of period (in millions)	$182	$238	$194	$221	$218	$272
Portfolio turnover rateK	25%J	33%L	46%	45%L	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.69	$23.92	$23.46	$21.72	$24.41	$19.74
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.28)	(.21)	.15	.07	.05
Net realized and unrealized gain (loss)	(6.04)	9.05	.80	2.32	(2.02)	4.64
Total from investment operations	(6.14)	8.77	.59	2.47	(1.95)	4.69
Distributions from net investment income	–	–	(.13)	–	(.06)	(.01)
Distributions from net realized gain	(.72)	–	–	(.73)	(.69)	(.02)
Total distributions	(.72)	–	(.13)	(.73)	(.74)C	(.02)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$25.83	$32.69	$23.92	$23.46	$21.72	$24.41
Total ReturnE,F,G	(19.14)%	36.66%	2.50%	11.94%	(8.23)%	23.81%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.22%J	2.25%	2.31%	2.03%	2.03%	2.06%
Expenses net of fee waivers, if any	2.21%J	2.25%	2.31%	2.03%	2.03%	2.05%
Expenses net of all reductions	2.21%J	2.25%	2.30%	2.02%	2.02%	2.04%
Net investment income (loss)	(.66)%J	(.94)%	(.89)%	.70%	.31%	.24%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$5	$6	$13	$17
Portfolio turnover rateK	25%J	33%L	46%	45%L	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.03	$25.35	$24.79	$22.99	$25.74	$20.86
Income from Investment Operations
Net investment income (loss)A,B	.07	.06	.07	.42	.36	.31
Net realized and unrealized gain (loss)	(6.51)	9.62	.84	2.43	(2.15)	4.87
Total from investment operations	(6.44)	9.68	.91	2.85	(1.79)	5.18
Distributions from net investment income	–	–	(.35)	(.32)	(.28)	(.29)
Distributions from net realized gain	(.72)	–	–	(.73)	(.69)	(.02)
Total distributions	(.72)	–	(.35)	(1.05)	(.96)C	(.30)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$27.87	$35.03	$25.35	$24.79	$22.99	$25.74
Total ReturnE,F	(18.71)%	38.19%	3.68%	13.21%	(7.23)%	25.24%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.14%I	1.12%	1.15%	.91%	.92%	.95%
Expenses net of fee waivers, if any	1.14%I	1.12%	1.15%	.91%	.92%	.94%
Expenses net of all reductions	1.14%I	1.12%	1.14%	.90%	.91%	.92%
Net investment income (loss)	.41%I	.19%	.27%	1.82%	1.42%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$90	$85	$121	$117	$305	$306
Portfolio turnover rateJ	25%I	33%K	46%	45%K	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$34.97	$25.28	$24.79	$23.00	$25.76	$20.88
Income from Investment Operations
Net investment income (loss)B,C	.09	.09	.09	.45	.38	.19
Net realized and unrealized gain (loss)	(6.49)	9.60	.84	2.43	(2.14)	4.69
Total from investment operations	(6.40)	9.69	.93	2.88	(1.76)	4.88
Distributions from net investment income	–	–	(.44)	(.36)	(.31)	–
Distributions from net realized gain	(.72)	–	–	(.73)	(.69)	–
Total distributions	(.72)	–	(.44)	(1.09)	(1.00)	–
Net asset value, end of period	$27.85	$34.97	$25.28	$24.79	$23.00	$25.76
Total ReturnD,E	(18.63)%	38.33%	3.77%	13.38%	(7.13)%	23.37%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.99%H	1.02%	1.07%	.77%	.79%	.82%H
Expenses net of fee waivers, if any	.98%H	1.02%	1.06%	.77%	.79%	.82%H
Expenses net of all reductions	.98%H	1.02%	1.05%	.76%	.78%	.80%H
Net investment income (loss)	.56%H	.29%	.35%	1.96%	1.55%	1.02%H
Supplemental Data
Net assets, end of period (in millions)	$160	$108	$47	$38	$47	$2
Portfolio turnover rateI	25%H	33%J	46%	45%J	39%	42%

 A For the period February 1, 2017 (commencement of sale of shares) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, net operating losses, capital loss carryforwards, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,056
Gross unrealized depreciation	(38,508)
Net unrealized appreciation (depreciation)	$55,548
Tax cost	$419,667

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	153,445	60,269

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$63	$2
Class M	.25%	.25%	540	7
Class C	.75%	.25%	21	2
			$624	$11

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	–(b)
$5

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$51.20
Class M	182.17
Class C	6.27
Class I	88.19
Class Z	29.04
	$356

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Overseas Fund	$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Overseas Fund	5,789	1,174	(166)

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor Overseas Fund	3,075	36,597	98,197	Class I

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Overseas Fund	$–(a)

 (a) In the amount of less than five hundred dollars.

7. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$1,176	$ -
Class M	4,856	–
Class C	105	–
Class I	1,736	–
Class Z	2,340	–
Total	$10,213	$–

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Overseas Fund
Class A
Shares sold	56	157	$1,760	$4,980
Reinvestment of distributions	34	–	1,106	–
Shares redeemed	(162)	(363)	(5,033)	(11,120)
Net increase (decrease)	(72)	(206)	$(2,167)	$(6,140)
Class M
Shares sold	386	798	$12,240	$25,071
Reinvestment of distributions	145	–	4,791	–
Shares redeemed	(784)	(1,599)	(24,665)	(50,701)
Net increase (decrease)	(253)	(801)	$(7,634)	$(25,630)
Class C
Shares sold	8	13	$232	$421
Reinvestment of distributions	3	–	99	–
Shares redeemed	(27)	(88)	(820)	(2,670)
Net increase (decrease)	(16)	(75)	$(489)	$(2,249)
Class I
Shares sold	1,324	1,095	$43,544	$35,905
Reinvestment of distributions	47	–	1,556	–
Shares redeemed	(547)	(3,462)	(17,380)	(110,605)
Net increase (decrease)	824	(2,367)	$27,720	$(74,700)
Class Z
Shares sold	3,044	1,620	$98,805	$53,591
Reinvestment of distributions	30	–	982	–
Shares redeemed	(421)	(381)	(12,718)	(11,857)
Net increase (decrease)	2,653	1,239	$87,069	$41,734

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Overseas Fund
Class A	1.40%
Actual		$1,000.00	$811.70	$6.29
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class M	1.61%
Actual		$1,000.00	$810.90	$7.23
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.21%
Actual		$1,000.00	$808.60	$9.91
Hypothetical-C		$1,000.00	$1,013.84	$11.04
Class I	1.14%
Actual		$1,000.00	$812.90	$5.12
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class Z	.98%
Actual		$1,000.00	$813.70	$4.41
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

OS-SANN-0622
1.703565.124

Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Diageo PLC (United Kingdom, Beverages)	1.9
L'Oreal SA (France, Personal Products)	1.8
Schneider Electric SA (France, Electrical Equipment)	1.8
DSV A/S (Denmark, Air Freight & Logistics)	1.7
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.7
22.5

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	25.6
Information Technology	22.7
Health Care	14.1
Financials	10.5
Consumer Discretionary	9.1
Consumer Staples	8.4
Materials	6.5
Communication Services	1.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	18.9%
France	17.2%
Canada	9.6%
Switzerland	9.3%
Netherlands	7.0%
Japan	6.6%
Ireland	6.0%
Sweden	5.3%
United Kingdom	5.1%
Other	15.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Bailiwick of Jersey - 1.6%
Experian PLC	3,047,245	$105,234,635
Canada - 9.6%
Brookfield Asset Management, Inc. Class A (a)	2,221,613	110,769,624
Canadian National Railway Co.	989,981	116,425,742
Canadian Pacific Railway Ltd.	1,565,696	114,528,045
Constellation Software, Inc.	64,741	101,893,812
Thomson Reuters Corp.	972,510	97,232,074
Waste Connections, Inc. (Canada)	741,011	102,229,696

TOTAL CANADA		643,078,993

Denmark - 4.1%
DSV A/S	713,576	116,992,028
Novo Nordisk A/S Series B	1,398,173	159,708,113

TOTAL DENMARK		276,700,141

France - 17.2%
Air Liquide SA	674,592	116,710,072
Dassault Systemes SA	2,506,396	110,843,760
EssilorLuxottica SA	672,109	114,425,090
Hermes International SCA	85,608	105,559,577
L'Oreal SA	329,461	119,861,195
LVMH Moet Hennessy Louis Vuitton SE	240,869	155,874,837
Pernod Ricard SA	526,984	108,761,184
Sartorius Stedim Biotech	291,561	95,407,206
Schneider Electric SA	815,559	117,007,505
Teleperformance	294,421	105,670,942

TOTAL FRANCE		1,150,121,368

Germany - 1.5%
Merck KGaA	537,206	99,666,431
Hong Kong - 1.4%
Techtronic Industries Co. Ltd.	7,222,170	96,402,289
India - 3.1%
HDFC Bank Ltd.	5,620,532	100,642,189
Kotak Mahindra Bank Ltd. (b)	4,513,600	104,544,523

TOTAL INDIA		205,186,712

Ireland - 6.0%
Accenture PLC Class A	313,230	94,081,763
ICON PLC (b)	410,106	92,770,078
Kingspan Group PLC (Ireland)	1,127,301	104,937,143
Linde PLC	345,704	107,845,820

TOTAL IRELAND		399,634,804

Japan - 6.6%
Hoya Corp.	1,103,908	109,554,191
Keyence Corp.	287,627	115,627,274
Recruit Holdings Co. Ltd.	2,832,538	102,769,049
Tokyo Electron Ltd.	276,698	116,751,808

TOTAL JAPAN		444,702,322

Netherlands - 7.0%
ASM International NV (Netherlands)	332,731	99,983,040
ASML Holding NV (Netherlands)	291,094	165,207,057
Ferrari NV (Italy)	492,512	103,700,734
Wolters Kluwer NV	997,143	100,694,295
Wolters Kluwer NV rights (b)(c)	1,003,843	1,090,774

TOTAL NETHERLANDS		470,675,900

Sweden - 5.3%
ASSA ABLOY AB (B Shares)	4,020,388	101,603,825
Atlas Copco AB (A Shares) (a)	2,574,176	116,705,097
Evolution AB (d)	254,159	26,076,285
Hexagon AB (B Shares)	8,309,192	107,212,934

TOTAL SWEDEN		351,598,141

Switzerland - 9.3%
Compagnie Financiere Richemont SA Series A	933,052	108,411,995
Lonza Group AG	170,244	100,381,703
Nestle SA (Reg. S)	1,621,978	209,387,771
Partners Group Holding AG	90,005	95,360,067
Sika AG	357,604	109,233,098

TOTAL SWITZERLAND		622,774,634

Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,307,000	222,667,936
United Kingdom - 5.1%
Diageo PLC	2,596,374	129,530,084
RELX PLC (London Stock Exchange)	3,697,049	110,136,870
Rentokil Initial PLC	15,209,015	104,459,663

TOTAL UNITED KINGDOM		344,126,617

United States of America - 17.2%
Adobe, Inc. (b)	236,736	93,735,619
Alphabet, Inc. Class A (b)	40,720	92,930,777
Danaher Corp.	368,713	92,594,896
Domino's Pizza, Inc.	3,484	1,177,592
Marsh & McLennan Companies, Inc.	578,766	93,586,462
MasterCard, Inc. Class A	274,640	99,798,683
Moody's Corp.	303,448	96,035,223
NICE Ltd. sponsored ADR (b)	475,616	98,171,899
NVIDIA Corp.	470,904	87,338,565
S&P Global, Inc.	257,092	96,795,138
Sherwin-Williams Co.	371,122	102,043,705
Thermo Fisher Scientific, Inc.	179,808	99,419,439
Zoetis, Inc. Class A	539,344	95,598,724

TOTAL UNITED STATES OF AMERICA		1,149,226,722

TOTAL COMMON STOCKS
(Cost $5,929,546,789)		6,581,797,645

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.32% (e)	42,405,562	42,414,043
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	142,449,293	142,463,538
TOTAL MONEY MARKET FUNDS
(Cost $184,877,581)		184,877,581
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $6,114,424,370)		6,766,675,226
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(71,925,221)
NET ASSETS - 100%		$6,694,750,005

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,076,285 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$166,389,556	$1,554,029,380	$1,678,004,893	$34,459	$--	$--	$42,414,043	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	176,107,850	285,443,950	319,088,262	45,431	--	--	142,463,538	0.4%
Total	$342,497,406	$1,839,473,330	$1,997,093,155	$79,890	$--	$--	$184,877,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$92,930,777	$92,930,777	$--	$--
Consumer Discretionary	615,226,110	1,177,592	614,048,518	--
Consumer Staples	567,540,234	--	567,540,234	--
Financials	697,733,226	397,186,447	300,546,779	--
Health Care	945,100,781	380,383,137	564,717,644	--
Industrials	1,714,119,672	430,415,557	1,283,704,115	--
Information Technology	1,513,314,150	575,020,341	938,293,809	--
Materials	435,832,695	209,889,525	225,943,170	--
Money Market Funds	184,877,581	184,877,581	--	--
Total Investments in Securities:	$6,766,675,226	$2,271,880,957	$4,494,794,269	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $123,126,744) — See accompanying schedule: Unaffiliated issuers (cost $5,929,546,789)	$6,581,797,645
Fidelity Central Funds (cost $184,877,581)	184,877,581
Total Investment in Securities (cost $6,114,424,370)		$6,766,675,226
Foreign currency held at value (cost $4,419,820)		4,421,632
Receivable for investments sold		190,788,859
Receivable for fund shares sold		7,218,591
Dividends receivable		9,084,395
Reclaims receivable		6,940,532
Distributions receivable from Fidelity Central Funds		20,362
Prepaid expenses		2,735
Other receivables		2,098,880
Total assets		6,987,251,212
Liabilities
Payable for investments purchased
Regular delivery	$127,726,182
Delayed delivery	1,090,774
Payable for fund shares redeemed	13,976,367
Accrued management fee	4,999,645
Distribution and service plan fees payable	284,366
Other affiliated payables	1,006,785
Other payables and accrued expenses	953,550
Collateral on securities loaned	142,463,538
Total liabilities		292,501,207
Net Assets		$6,694,750,005
Net Assets consist of:
Paid in capital		$6,290,073,804
Total accumulated earnings (loss)		404,676,201
Net Assets		$6,694,750,005
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($484,820,014 ÷ 20,710,500 shares)(a)		$23.41
Maximum offering price per share (100/94.25 of $23.41)		$24.84
Class M:
Net Asset Value and redemption price per share ($147,938,606 ÷ 6,508,789 shares)(a)		$22.73
Maximum offering price per share (100/96.50 of $22.73)		$23.55
Class C:
Net Asset Value and offering price per share ($125,585,359 ÷ 6,234,571 shares)(a)		$20.14
Class I:
Net Asset Value, offering price and redemption price per share ($4,626,380,949 ÷ 184,114,777 shares)		$25.13
Class Z:
Net Asset Value, offering price and redemption price per share ($1,310,025,077 ÷ 52,043,454 shares)		$25.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$40,935,686
Foreign tax reclaims		2,676,383
Income from Fidelity Central Funds (including $45,431 from security lending)		79,890
Income before foreign taxes withheld		43,691,959
Less foreign taxes withheld		(7,293,697)
Total income		36,398,262
Expenses
Management fee
Basic fee	$27,371,020
Performance adjustment	5,379,532
Transfer agent fees	5,582,355
Distribution and service plan fees	1,884,377
Accounting fees	846,680
Custodian fees and expenses	391,528
Independent trustees' fees and expenses	14,202
Registration fees	152,418
Audit	63,106
Legal	7,728
Interest	16,894
Miscellaneous	15,210
Total expenses before reductions	41,725,050
Expense reductions	(121,475)
Total expenses after reductions		41,603,575
Net investment income (loss)		(5,205,313)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,500,740)	(252,641,066)
Redemptions in-kind with affiliated entities	22,462,483
Foreign currency transactions	442,430
Total net realized gain (loss)		(229,736,153)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,447,598)	(1,600,302,378)
Assets and liabilities in foreign currencies	(871,730)
Total change in net unrealized appreciation (depreciation)		(1,601,174,108)
Net gain (loss)		(1,830,910,261)
Net increase (decrease) in net assets resulting from operations		$(1,836,115,574)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,205,313)	$(4,831,235)
Net realized gain (loss)	(229,736,153)	456,312,335
Change in net unrealized appreciation (depreciation)	(1,601,174,108)	1,278,751,211
Net increase (decrease) in net assets resulting from operations	(1,836,115,574)	1,730,232,311
Distributions to shareholders	(331,230,775)	(7,793,676)
Share transactions - net increase (decrease)	(65,818,123)	1,540,342,078
Total increase (decrease) in net assets	(2,233,164,472)	3,262,780,713
Net Assets
Beginning of period	8,927,914,477	5,665,133,764
End of period	$6,694,750,005	$8,927,914,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.72	$24.14	$21.45	$17.63	$19.14	$15.26
Income from Investment Operations
Net investment income (loss)A,B	(.05)	(.09)	–C	.11D	.07	.04
Net realized and unrealized gain (loss)	(6.12)	6.67	2.77	3.75	(1.57)	3.86
Total from investment operations	(6.17)	6.58	2.77	3.86	(1.50)	3.90
Distributions from net investment income	–	–	(.08)	(.04)	(.01)	(.02)
Distributions from net realized gain	(1.14)	–	–	–	–	–
Total distributions	(1.14)	–	(.08)	(.04)	(.01)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$23.41	$30.72	$24.14	$21.45	$17.63	$19.14
Total ReturnE,F,G	(20.76)%	27.26%	12.97%	21.93%	(7.85)%	25.56%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.27%J	1.23%	1.28%	1.27%	1.29%	1.38%
Expenses net of fee waivers, if any	1.26%J	1.23%	1.28%	1.27%	1.29%	1.37%
Expenses net of all reductions	1.26%J	1.23%	1.24%	1.25%	1.23%	1.35%
Net investment income (loss)	(.37)%J	(.30)%	(.01)%	.57%D	.35%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$484,820	$592,640	$382,795	$278,326	$190,278	$173,948
Portfolio turnover rateK	109%J,L	128%	121%	133%	151%	155%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .15%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.82	$23.49	$20.89	$17.17	$18.68	$14.92
Income from Investment Operations
Net investment income (loss)A,B	(.08)	(.15)	(.06)	.06C	.02	(.01)
Net realized and unrealized gain (loss)	(5.95)	6.48	2.70	3.66	(1.53)	3.77
Total from investment operations	(6.03)	6.33	2.64	3.72	(1.51)	3.76
Distributions from net investment income	–	–	(.04)	–	–	–
Distributions from net realized gain	(1.06)	–	–	–	–	–
Total distributions	(1.06)	–	(.04)	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$22.73	$29.82	$23.49	$20.89	$17.17	$18.68
Total ReturnE,F,G	(20.87)%	26.95%	12.67%	21.67%	(8.08)%	25.20%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.52%J	1.49%	1.53%	1.53%	1.55%	1.63%
Expenses net of fee waivers, if any	1.51%J	1.48%	1.53%	1.53%	1.55%	1.63%
Expenses net of all reductions	1.51%J	1.48%	1.49%	1.51%	1.49%	1.61%
Net investment income (loss)	(.62)%J	(.55)%	(.26)%	.31%C	.10%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$147,939	$191,997	$143,072	$127,176	$87,750	$86,547
Portfolio turnover rateK	109%J,L	128%	121%	133%	151%	155%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.11)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.58	$21.04	$18.77	$15.51	$16.95	$13.61
Income from Investment Operations
Net investment income (loss)A,B	(.13)	(.26)	(.15)	(.03)C	(.07)	(.08)
Net realized and unrealized gain (loss)	(5.28)	5.80	2.42	3.29	(1.37)	3.42
Total from investment operations	(5.41)	5.54	2.27	3.26	(1.44)	3.34
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.03)	–	–	–	–	–
Total distributions	(1.03)	–	–	–	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$20.14	$26.58	$21.04	$18.77	$15.51	$16.95
Total ReturnE,F,G	(21.08)%	26.33%	12.09%	21.02%	(8.50)%	24.54%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.02%J	1.98%	2.02%	2.02%	2.04%	2.13%
Expenses net of fee waivers, if any	2.01%J	1.98%	2.02%	2.01%	2.04%	2.12%
Expenses net of all reductions	2.01%J	1.98%	1.99%	2.00%	1.99%	2.10%
Net investment income (loss)	(1.12)%J	(1.05)%	(.75)%	(.17)%C	(.40)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$125,585	$169,018	$125,630	$112,150	$107,858	$85,022
Portfolio turnover rateK	109%J,L	128%	121%	133%	151%	155%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.60)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.92	$25.83	$22.93	$18.85	$20.44	$16.30
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.01)	.06	.18C	.13	.09
Net realized and unrealized gain (loss)	(6.56)	7.13	2.97	4.00	(1.68)	4.11
Total from investment operations	(6.58)	7.12	3.03	4.18	(1.55)	4.20
Distributions from net investment income	–	(.03)	(.13)	(.10)	(.04)	(.06)
Distributions from net realized gain	(1.21)	–	–	–	–	–
Total distributions	(1.21)	(.03)	(.13)	(.10)	(.04)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$25.13	$32.92	$25.83	$22.93	$18.85	$20.44
Total ReturnE,F	(20.66)%	27.60%	13.28%	22.29%	(7.58)%	25.87%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.01%I	.97%	1.01%	.99%	1.02%	1.09%
Expenses net of fee waivers, if any	1.00%I	.97%	1.01%	.99%	1.02%	1.08%
Expenses net of all reductions	1.00%I	.97%	.97%	.98%	.96%	1.06%
Net investment income (loss)	(.11)%I	(.04)%	.26%	.85%C	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$4,626,381	$6,128,293	$3,883,309	$2,020,956	$1,115,089	$652,774
Portfolio turnover rateJ	109%I,K	128%	121%	133%	151%	155%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .43%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$32.99	$25.88	$22.96	$18.88	$20.46	$16.22
Income from Investment Operations
Net investment income (loss)B,C	–D	.03	.09	.21E	.16	.06
Net realized and unrealized gain (loss)	(6.58)	7.14	2.98	3.99	(1.68)	4.18
Total from investment operations	(6.58)	7.17	3.07	4.20	(1.52)	4.24
Distributions from net investment income	–	(.06)	(.15)	(.12)	(.06)	–
Distributions from net realized gain	(1.24)	–	–	–	–	–
Total distributions	(1.24)	(.06)	(.15)	(.12)	(.06)	–
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$25.17	$32.99	$25.88	$22.96	$18.88	$20.46
Total ReturnF,G	(20.62)%	27.73%	13.45%	22.41%	(7.46)%	26.14%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.88%J	.85%	.88%	.87%	.89%	.96%J
Expenses net of fee waivers, if any	.88%J	.85%	.88%	.87%	.89%	.96%J
Expenses net of all reductions	.88%J	.85%	.84%	.85%	.83%	.94%J
Net investment income (loss)	.02%J	.09%	.39%	.97%E	.76%	.42%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,310,025	$1,845,967	$1,130,329	$403,241	$153,913	$59,734
Portfolio turnover rateK	109%J,L	128%	121%	133%	151%	155%

 A For the period February 1, 2017 (commencement of sale of shares) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .55%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,017,172,120
Gross unrealized depreciation	(401,782,642)
Net unrealized appreciation (depreciation)	$615,389,478
Tax cost	$6,151,285,748

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	4,367,978,176	4,748,076,608

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$692,730	$41,461
Class M	.25%	.25%	433,716	3,756
Class C	.75%	.25%	757,931	134,845
			$1,884,377	$180,062

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$103,643
Class M	5,881
Class C(a)	652
$110,176

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$481,319.17
Class M	150,156.17
Class C	131,325.17
Class I	4,479,193.16
Class Z	340,362.04
	$5,582,355

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor International Capital Appreciation Fund	$10,931

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor International Capital Appreciation Fund	Borrower	$35,827,629.33%		$11,499

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor International Capital Appreciation Fund	519,438,518	405,101,866	(27,431,940)

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor International Capital Appreciation Fund	2,686,511	22,462,483	71,085,075	Class Z

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor International Capital Appreciation Fund	$6,897

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor International Capital Appreciation Fund	$4,981	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor International Capital Appreciation Fund	$50,683,200.77%		$5,395

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121,475.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$22,095,603	$–
Class M	6,798,915	–
Class C	6,513,172	–
Class I	225,434,044	5,163,920
Class Z	70,389,041	2,629,756
Total	$331,230,775	$7,793,676

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	3,356,724	7,126,167	$91,631,860	$201,623,517
Reinvestment of distributions	731,541	–	20,900,116	–
Shares redeemed	(2,666,574)	(3,692,803)	(71,010,834)	(106,277,668)
Net increase (decrease)	1,421,691	3,433,364	$41,521,142	$95,345,849
Class M
Shares sold	461,248	1,885,806	$12,202,668	$51,940,039
Reinvestment of distributions	243,281	–	6,755,923	–
Shares redeemed	(634,639)	(1,537,765)	(16,578,066)	(43,022,367)
Net increase (decrease)	69,890	348,041	$2,380,525	$8,917,672
Class C
Shares sold	320,911	1,692,919	$7,718,146	$41,595,438
Reinvestment of distributions	247,677	–	6,107,712	–
Shares redeemed	(692,691)	(1,304,284)	(15,857,849)	(32,315,690)
Net increase (decrease)	(124,103)	388,635	$(2,031,991)	$9,279,748
Class I
Shares sold	33,217,718	73,170,455	$961,305,764	$2,212,098,489
Reinvestment of distributions	5,847,457	142,401	179,166,081	4,041,327
Shares redeemed	(41,098,767)	(37,497,487)	(1,166,179,895)	(1,149,304,478)
Net increase (decrease)	(2,033,592)	35,815,369	$(25,708,050)	$1,066,835,338
Class Z
Shares sold	13,068,092	26,964,454	$382,095,829	$812,999,942
Reinvestment of distributions	1,780,120	71,609	54,614,079	2,034,402
Shares redeemed	(18,752,800)	(14,766,822)	(518,689,657)	(455,070,873)
Net increase (decrease)	(3,904,588)	12,269,241	$(81,979,749)	$359,963,471

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor International Capital Appreciation Fund
Class A	1.26%
Actual		$1,000.00	$792.40	$5.60
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.51%
Actual		$1,000.00	$791.30	$6.71
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class C	2.01%
Actual		$1,000.00	$789.20	$8.92
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Class I	1.00%
Actual		$1,000.00	$793.40	$4.45
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class Z	.88%
Actual		$1,000.00	$793.80	$3.91
Hypothetical-C		$1,000.00	$1,020.43	$4.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AICAP-SANN-0622
1.703428.124

Fidelity Advisor® Diversified International Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.7
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.5
Linde PLC (Germany, Chemicals)	1.4
Sika AG (Switzerland, Chemicals)	1.3
20.0

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	19.1
Financials	17.1
Information Technology	16.2
Health Care	13.1
Consumer Discretionary	9.3
Consumer Staples	6.5
Materials	6.4
Energy	4.9
Communication Services	3.3
Real Estate	0.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	17.1%
Switzerland	10.0%
United States of America*	9.6%
France	8.9%
United Kingdom	8.0%
Germany	7.4%
Netherlands	6.5%
Canada	5.2%
India	4.0%
Other	23.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	96.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 0.7%
Aristocrat Leisure Ltd.	331,624	$7,694
Lynas Rare Earths Ltd. (a)	589,291	3,698

TOTAL AUSTRALIA		11,392

Austria - 0.2%
Erste Group Bank AG	114,900	3,578
Bailiwick of Jersey - 2.7%
Experian PLC	242,500	8,375
Ferguson PLC	111,346	13,968
Glencore Xstrata PLC	1,809,900	11,152
WPP PLC	681,600	8,496

TOTAL BAILIWICK OF JERSEY		41,991

Belgium - 1.7%
KBC Group NV	248,180	16,884
UCB SA	79,900	9,082

TOTAL BELGIUM		25,966

Bermuda - 0.5%
Hiscox Ltd.	614,266	7,294
Canada - 5.2%
Canadian Natural Resources Ltd.	393,100	24,330
Constellation Software, Inc.	7,500	11,804
Fairfax India Holdings Corp. (a)(b)	214,600	2,579
First Quantum Minerals Ltd.	270,500	7,755
Franco-Nevada Corp.	59,200	8,953
GFL Environmental, Inc. (c)	194,000	5,845
Imperial Oil Ltd.	68,500	3,449
Thomson Reuters Corp.	48,400	4,839
Tourmaline Oil Corp.	212,500	10,944

TOTAL CANADA		80,498

Cayman Islands - 1.2%
Anta Sports Products Ltd.	408,000	4,689
GlobalFoundries, Inc.	88,600	4,633
Li Ning Co. Ltd.	782,500	6,099
Tencent Holdings Ltd.	47,500	2,238
Zai Lab Ltd. ADR (a)	23,254	929

TOTAL CAYMAN ISLANDS		18,588

China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	27,176	7,500
Curacao - 0.7%
Schlumberger Ltd.	258,300	10,076
Denmark - 1.3%
DSV A/S	100,700	16,510
GN Store Nord A/S	78,100	2,931

TOTAL DENMARK		19,441

France - 8.9%
Air Liquide SA	10,000	1,730
AXA SA (c)	162,000	4,286
BNP Paribas SA	307,600	15,949
Capgemini SA	100,300	20,419
Dassault Systemes SA	165,900	7,337
EssilorLuxottica SA	49,000	8,342
Hermes International SCA	2,200	2,713
Legrand SA	109,400	9,694
LVMH Moet Hennessy Louis Vuitton SE	45,743	29,602
Pernod Ricard SA	82,000	16,924
Sartorius Stedim Biotech	16,300	5,334
Teleperformance	42,100	15,110

TOTAL FRANCE		137,440

Germany - 7.4%
adidas AG	36,709	7,403
Allianz SE	91,000	20,533
Bayer AG	34,700	2,286
Brenntag SE	55,487	4,282
Deutsche Post AG	363,126	15,514
Hannover Reuck SE	50,000	7,772
Linde PLC	70,738	22,186
Merck KGaA	51,400	9,536
SAP SE	54,073	5,480
Siemens Healthineers AG (b)	215,700	11,533
Symrise AG	46,700	5,557
Synlab AG	108,100	1,613

TOTAL GERMANY		113,695

Greece - 0.1%
Piraeus Financial Holdings SA (a)	711,900	1,028
Hong Kong - 2.4%
AIA Group Ltd.	2,662,400	26,155
Chervon Holdings Ltd.	169,200	1,057
Hong Kong Exchanges and Clearing Ltd.	59,489	2,523
Techtronic Industries Co. Ltd.	536,500	7,161

TOTAL HONG KONG		36,896

India - 4.0%
Axis Bank Ltd. (a)	391,100	3,682
HDFC Bank Ltd.	865,842	15,504
Housing Development Finance Corp. Ltd.	390,687	11,258
Kotak Mahindra Bank Ltd. (a)	479,840	11,114
Reliance Industries Ltd.	568,975	20,590

TOTAL INDIA		62,148

Indonesia - 1.0%
PT Bank Central Asia Tbk	13,285,200	7,451
PT Bank Rakyat Indonesia (Persero) Tbk	21,934,433	7,308

TOTAL INDONESIA		14,759

Ireland - 2.0%
Aon PLC	37,400	10,771
ICON PLC (a)	21,400	4,841
Kingspan Group PLC (Ireland)	103,981	9,679
Ryanair Holdings PLC sponsored ADR (a)	56,436	4,928

TOTAL IRELAND		30,219

Isle of Man - 0.2%
Entain PLC (a)	120,800	2,270
Italy - 0.6%
FinecoBank SpA	388,200	5,397
Reply SpA	20,400	3,003
UniCredit SpA	143,600	1,329

TOTAL ITALY		9,729

Japan - 17.1%
Advantest Corp.	36,400	2,484
Daikin Industries Ltd.	35,300	5,394
FUJIFILM Holdings Corp.	200,775	11,037
Fujitsu Ltd.	45,100	6,817
Hitachi Ltd.	366,000	17,358
Hoya Corp.	266,200	26,418
Itochu Corp.	429,400	12,960
Keyence Corp.	41,000	16,482
Minebea Mitsumi, Inc.	768,700	14,748
Misumi Group, Inc.	255,700	6,412
Money Forward, Inc. (a)	23,500	799
Murata Manufacturing Co. Ltd.	40,900	2,438
Nitori Holdings Co. Ltd.	6,403	659
NOF Corp.	35,200	1,321
Nomura Research Institute Ltd.	178,400	5,045
Olympus Corp.	242,400	4,267
ORIX Corp.	721,800	13,165
Persol Holdings Co. Ltd.	384,200	7,622
Recruit Holdings Co. Ltd.	336,700	12,216
Relo Group, Inc.	257,800	3,683
Seven & i Holdings Co. Ltd.	174,100	7,698
Shin-Etsu Chemical Co. Ltd.	125,300	17,221
SMC Corp.	24,700	11,960
Sony Group Corp.	225,900	19,495
TIS, Inc.	332,200	7,461
Tokyo Electron Ltd.	38,300	16,161
Tsuruha Holdings, Inc.	37,200	1,901
Welcia Holdings Co. Ltd.	54,812	1,124
Z Holdings Corp.	1,524,600	5,985
ZOZO, Inc.	144,500	3,025

TOTAL JAPAN		263,356

Korea (South) - 1.1%
NAVER Corp.	16,380	3,629
Samsung Electronics Co. Ltd.	239,610	12,702

TOTAL KOREA (SOUTH)		16,331

Luxembourg - 1.0%
B&M European Value Retail SA	1,438,295	8,813
Eurofins Scientific SA	74,430	6,917

TOTAL LUXEMBOURG		15,730

Netherlands - 6.5%
Adyen BV (a)(b)	3,573	5,993
Airbus Group NV (c)	118,200	12,940
Argenx SE (a)	9,300	2,679
ASML Holding NV	69,100	38,957
IMCD NV	71,950	11,456
NXP Semiconductors NV	65,300	11,160
Wolters Kluwer NV	171,000	17,268
Wolters Kluwer NV rights (a)(d)	171,000	186

TOTAL NETHERLANDS		100,639

New Zealand - 0.0%
EBOS Group Ltd.	20,800	567
Norway - 0.3%
Schibsted ASA (A Shares)	182,300	3,799
Spain - 1.5%
Cellnex Telecom SA (b)	285,144	13,291
Industria de Diseno Textil SA (c)	426,100	8,934

TOTAL SPAIN		22,225

Sweden - 2.3%
Hexagon AB (B Shares)	789,300	10,184
Indutrade AB	535,800	12,638
Investor AB (B Shares)	518,600	9,979
Kry International AB (e)(f)	332	117
Nibe Industrier AB (B Shares)	86,100	844
Nordnet AB	111,300	1,930

TOTAL SWEDEN		35,692

Switzerland - 10.0%
Compagnie Financiere Richemont SA Series A	6,760	785
Julius Baer Group Ltd.	73,680	3,521
Lonza Group AG	26,286	15,499
Nestle SA (Reg. S)	372,530	48,091
Roche Holding AG (participation certificate)	136,797	50,731
Sika AG	67,568	20,639
Sonova Holding AG	28,173	10,160
Zurich Insurance Group Ltd.	10,300	4,689

TOTAL SWITZERLAND		154,115

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	163,900	15,231
United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	98,979	13,208
Big Yellow Group PLC	250,900	4,534
Bridgepoint Group Holdings Ltd. (b)	743,900	2,838
Compass Group PLC	496,992	10,487
Diageo PLC	348,800	17,401
Harbour Energy PLC	963,300	6,041
JD Sports Fashion PLC	2,786,985	4,592
Lloyds Banking Group PLC	16,010,400	9,093
Prudential PLC	464,694	5,785
Prudential PLC (Hong Kong)	115,550	1,437
RELX PLC:
rights (a)(d)	795,447	354
(Euronext N.V.)	795,447	23,711
Rentokil Initial PLC	1,511,800	10,383
S4 Capital PLC (a)	558,600	2,113
Smith & Nephew PLC	494,000	8,007
Starling Bank Ltd. Series D (a)(e)(f)	1,191,700	3,533

TOTAL UNITED KINGDOM		123,517

United States of America - 5.8%
Alphabet, Inc. Class C (a)	4,349	10,000
Booking Holdings, Inc. (a)	2,300	5,084
IQVIA Holdings, Inc. (a)	52,800	11,510
Marsh & McLennan Companies, Inc.	76,800	12,419
Marvell Technology, Inc.	183,800	10,675
MasterCard, Inc. Class A	28,500	10,356
NICE Ltd. sponsored ADR (a)	37,500	7,740
ResMed, Inc.	13,300	2,660
Rivian Automotive, Inc.	189,384	5,670
S&P Global, Inc.	35,456	13,349

TOTAL UNITED STATES OF AMERICA		89,463

TOTAL COMMON STOCKS
(Cost $1,034,071)		1,475,173

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.4%
Estonia - 0.2%
Bolt Technology OU Series E (e)(f)	10,541	2,558
United States of America - 0.2%
Wasabi Holdings, Inc. Series C (a)(e)(f)	372,910	4,035

TOTAL CONVERTIBLE PREFERRED STOCKS		6,593

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (e)(f)	1,920	677
TOTAL PREFERRED STOCKS
(Cost $7,669)		7,270

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.32% (g)	48,935,655	48,945
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	25,809,360	25,812
TOTAL MONEY MARKET FUNDS
(Cost $74,757)		74,757
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,116,497)		1,557,200
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(18,644)
NET ASSETS - 100%		$1,538,556

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,234,000 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,920,000 or 0.7% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Technology OU Series E	1/3/22	$2,739
Kry International AB	5/14/21	$144
Kry International AB Series E	5/14/21	$878
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$2,273
Wasabi Holdings, Inc. Series C	3/31/21	$4,052

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$49,330	$128,142	$128,527	$27	$--	$--	$48,945	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	16,665	67,339	58,192	11	--	--	25,812	0.1%
Total	$65,995	$195,481	$186,719	$38	$--	$--	$74,757

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$49,551	$10,000	$39,551	$--
Consumer Discretionary	141,448	5,084	132,329	4,035
Consumer Staples	100,639	--	100,639	--
Energy	75,430	48,799	26,631	--
Financials	264,133	39,118	221,482	3,533
Health Care	200,708	19,940	180,768	--
Industrials	294,355	15,612	278,743	--
Information Technology	247,750	110,556	133,842	3,352
Materials	100,212	16,708	83,504	--
Real Estate	8,217	--	8,217	--
Money Market Funds	74,757	74,757	--	--
Total Investments in Securities:	$1,557,200	$340,574	$1,205,706	$10,920

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,981) — See accompanying schedule: Unaffiliated issuers (cost $1,041,740)	$1,482,443
Fidelity Central Funds (cost $74,757)	74,757
Total Investment in Securities (cost $1,116,497)		$1,557,200
Foreign currency held at value (cost $83)		83
Receivable for investments sold		983
Receivable for fund shares sold		1,087
Dividends receivable		6,475
Reclaims receivable		3,852
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		1
Other receivables		45
Total assets		1,569,743
Liabilities
Payable for investments purchased on a delayed delivery basis	$540
Payable for fund shares redeemed	968
Accrued management fee	878
Distribution and service plan fees payable	193
Other affiliated payables	283
Other payables and accrued expenses	2,513
Collateral on securities loaned	25,812
Total liabilities		31,187
Net Assets		$1,538,556
Net Assets consist of:
Paid in capital		$1,089,514
Total accumulated earnings (loss)		449,042
Net Assets		$1,538,556
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($479,558 ÷ 20,123.1 shares)(a)		$23.83
Maximum offering price per share (100/94.25 of $23.83)		$25.28
Class M:
Net Asset Value and redemption price per share ($142,278 ÷ 6,032.2 shares)(a)		$23.59
Maximum offering price per share (100/96.50 of $23.59)		$24.45
Class C:
Net Asset Value and offering price per share ($28,278 ÷ 1,249.7 shares)(a)		$22.63
Class I:
Net Asset Value, offering price and redemption price per share ($561,937 ÷ 23,075.6 shares)		$24.35
Class Z:
Net Asset Value, offering price and redemption price per share ($326,505 ÷ 13,426.6 shares)		$24.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$14,011
Foreign tax reclaims		948
Income from Fidelity Central Funds (including $11 from security lending)		38
Income before foreign taxes withheld		14,997
Less foreign taxes withheld		(2,470)
Total income		12,527
Expenses
Management fee	$5,800
Transfer agent fees	1,408
Distribution and service plan fees	1,293
Accounting fees	397
Custodian fees and expenses	92
Independent trustees' fees and expenses	3
Registration fees	65
Audit	53
Legal	2
Miscellaneous	3
Total expenses before reductions	9,116
Expense reductions	(26)
Total expenses after reductions		9,090
Net investment income (loss)		3,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $129)	24,046
Foreign currency transactions	(72)
Total net realized gain (loss)		23,974
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $974)	(382,755)
Assets and liabilities in foreign currencies	(412)
Total change in net unrealized appreciation (depreciation)		(383,167)
Net gain (loss)		(359,193)
Net increase (decrease) in net assets resulting from operations		$(355,756)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,437	$7,983
Net realized gain (loss)	23,974	176,112
Change in net unrealized appreciation (depreciation)	(383,167)	284,788
Net increase (decrease) in net assets resulting from operations	(355,756)	468,883
Distributions to shareholders	(190,296)	(621)
Share transactions - net increase (decrease)	122,355	(110,537)
Total increase (decrease) in net assets	(423,697)	357,725
Net Assets
Beginning of period	1,962,253	1,604,528
End of period	$1,538,556	$1,962,253

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.52	$25.10	$23.28	$21.08	$23.43	$19.38
Income from Investment Operations
Net investment income (loss)A,B	.03	.09	.04	.21	.21	.17
Net realized and unrealized gain (loss)	(5.56)	7.33	2.11	2.90	(2.33)C	4.11
Total from investment operations	(5.53)	7.42	2.15	3.11	(2.12)	4.28
Distributions from net investment income	(.31)	–	(.26)	(.17)	(.16)	(.19)
Distributions from net realized gain	(2.85)	–	(.07)	(.74)	(.07)	(.05)
Total distributions	(3.16)	–	(.33)	(.91)	(.23)	(.23)D
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$23.83	$32.52	$25.10	$23.28	$21.08	$23.43
Total ReturnF,G,H	(18.63)%	29.56%	9.32%	15.57%	(9.14)%C	22.39%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.15%K	1.16%	1.18%	1.19%	1.19%	1.21%
Expenses net of fee waivers, if any	1.15%K	1.15%	1.18%	1.19%	1.19%	1.21%
Expenses net of all reductions	1.15%K	1.15%	1.17%	1.19%	1.17%	1.20%
Net investment income (loss)	.25%K	.30%	.16%	.97%	.89%	.82%
Supplemental Data
Net assets, end of period (in millions)	$480	$621	$514	$530	$463	$579
Portfolio turnover rateL	20%K	30%	30%	37%M	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.62)%

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.17	$24.90	$23.10	$20.91	$23.24	$19.21
Income from Investment Operations
Net investment income (loss)A,B	–C	.01	(.03)	.15	.14	.12
Net realized and unrealized gain (loss)	(5.50)	7.26	2.10	2.88	(2.31)D	4.08
Total from investment operations	(5.50)	7.27	2.07	3.03	(2.17)	4.20
Distributions from net investment income	(.23)	–	(.20)	(.11)	(.09)	(.13)
Distributions from net realized gain	(2.85)	–	(.07)	(.74)	(.07)	(.05)
Total distributions	(3.08)	–	(.27)	(.84)E	(.16)	(.17)E
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$23.59	$32.17	$24.90	$23.10	$20.91	$23.24
Total ReturnF,G,H	(18.71)%	29.20%	9.04%	15.27%	(9.40)%D	22.10%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.41%K	1.41%	1.45%	1.46%	1.46%	1.48%
Expenses net of fee waivers, if any	1.41%K	1.41%	1.45%	1.46%	1.46%	1.47%
Expenses net of all reductions	1.41%K	1.41%	1.44%	1.46%	1.44%	1.47%
Net investment income (loss)	(.01)%K	.04%	(.11)%	.70%	.62%	.56%
Supplemental Data
Net assets, end of period (in millions)	$142	$183	$159	$173	$175	$224
Portfolio turnover rateL	20%K	30%	30%	37%M	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.88)%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.84	$23.99	$22.20	$20.11	$22.35	$18.48
Income from Investment Operations
Net investment income (loss)A,B	(.07)	(.14)	(.14)	.04	.03	.01
Net realized and unrealized gain (loss)	(5.29)	6.99	2.01	2.79	(2.23)C	3.94
Total from investment operations	(5.36)	6.85	1.87	2.83	(2.20)	3.95
Distributions from net investment income	–	–	(.01)	–	–	(.03)
Distributions from net realized gain	(2.85)	–	(.07)	(.74)	(.04)	(.05)
Total distributions	(2.85)	–	(.08)	(.74)	(.04)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$22.63	$30.84	$23.99	$22.20	$20.11	$22.35
Total ReturnE,F,G	(18.95)%	28.55%	8.44%	14.72%	(9.85)%C	21.46%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.95%J	1.95%	1.98%	1.98%	1.95%	1.96%
Expenses net of fee waivers, if any	1.95%J	1.95%	1.98%	1.98%	1.95%	1.96%
Expenses net of all reductions	1.95%J	1.95%	1.96%	1.97%	1.94%	1.96%
Net investment income (loss)	(.55)%J	(.50)%	(.64)%	.18%	.13%	.07%
Supplemental Data
Net assets, end of period (in millions)	$28	$39	$48	$59	$150	$211
Portfolio turnover rateK	20%J	30%	30%	37%L	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (10.33)%

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.20	$25.57	$23.68	$21.44	$23.85	$19.73
Income from Investment Operations
Net investment income (loss)A,B	.07	.17	.10	.27	.27	.24
Net realized and unrealized gain (loss)	(5.68)	7.47	2.16	2.95	(2.37)C	4.18
Total from investment operations	(5.61)	7.64	2.26	3.22	(2.10)	4.42
Distributions from net investment income	(.39)	(.01)	(.30)	(.24)	(.24)	(.25)
Distributions from net realized gain	(2.85)	–	(.07)	(.74)	(.07)	(.05)
Total distributions	(3.24)	(.01)	(.37)	(.98)	(.31)	(.30)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$24.35	$33.20	$25.57	$23.68	$21.44	$23.85
Total ReturnE,F	(18.52)%	29.87%	9.63%	15.89%	(8.94)%C	22.75%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.90%I	.90%	.92%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.90%I	.90%	.92%	.92%	.92%	.93%
Expenses net of all reductions	.90%I	.90%	.91%	.91%	.91%	.92%
Net investment income (loss)	.50%I	.55%	.42%	1.24%	1.16%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$562	$725	$595	$583	$807	$953
Portfolio turnover rateJ	20%I	30%	30%	37%K	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.42)%

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.19	$25.55	$23.67	$21.44	$23.85	$19.73
Income from Investment Operations
Net investment income (loss)A,B	.09	.22	.14	.30	.31	.27
Net realized and unrealized gain (loss)	(5.67)	7.46	2.15	2.94	(2.37)C	4.18
Total from investment operations	(5.58)	7.68	2.29	3.24	(2.06)	4.45
Distributions from net investment income	(.44)	(.04)	(.34)	(.28)	(.28)	(.28)
Distributions from net realized gain	(2.85)	–	(.07)	(.74)	(.07)	(.05)
Total distributions	(3.29)	(.04)	(.41)	(1.01)D	(.35)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$24.32	$33.19	$25.55	$23.67	$21.44	$23.85
Total ReturnF,G	(18.46)%	30.10%	9.78%	16.04%	(8.78)%C	22.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.76%J	.76%	.77%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76%J	.76%	.77%	.77%	.78%	.78%
Expenses net of all reductions	.76%J	.76%	.76%	.77%	.76%	.78%
Net investment income (loss)	.65%J	.70%	.57%	1.39%	1.30%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$327	$393	$289	$274	$298	$286
Portfolio turnover rateK	20%J	30%	30%	37%L	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.26)%

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$491,289
Gross unrealized depreciation	(67,493)
Net unrealized appreciation (depreciation)	$423,796
Tax cost	$1,133,404

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	171,183	247,388

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$702	$11
Class M	.25%	.25%	417	4
Class C	.75%	.25%	174	15
			$1,293	$30

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21
Class M	2
Class C(a)	–(b)
$23

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$521.19
Class M	160.19
Class C	41.24
Class I	611.19
Class Z	75.04
	$1,408

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified International Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified International Fund	3,308	8,076	902

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Diversified International Fund	1

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Diversified International Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Diversified International Fund	$–(a)	$–	$–

 (a) Amount represents less than five-hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$59,821	$–
Class M	17,464	–
Class C	3,600	–
Class I	70,433	139
Class Z	38,978	482
Total	$190,296	$621

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Diversified International Fund
Class A
Shares sold	601	1,931	$16,534	$57,801
Reinvestment of distributions	1,965	–	56,205	–
Shares redeemed	(1,546)	(3,291)	(42,807)	(99,463)
Net increase (decrease)	1,020	(1,360)	$29,932	$(41,662)
Class M
Shares sold	131	287	$3,591	$8,523
Reinvestment of distributions	606	–	17,157	–
Shares redeemed	(402)	(971)	(10,843)	(29,122)
Net increase (decrease)	335	(684)	$9,905	$(20,599)
Class C
Shares sold	72	133	$1,852	$3,803
Reinvestment of distributions	131	–	3,566	–
Shares redeemed	(233)	(843)	(6,081)	(24,305)
Net increase (decrease)	(30)	(710)	$(663)	$(20,502)
Class I
Shares sold	2,080	3,394	$58,857	$104,382
Reinvestment of distributions	1,796	4	52,420	102
Shares redeemed	(2,648)	(4,825)	(73,896)	(149,482)
Net increase (decrease)	1,228	(1,427)	$37,381	$(44,998)
Class Z
Shares sold	1,297	2,717	$36,071	$84,432
Reinvestment of distributions	1,264	16	36,834	452
Shares redeemed	(971)	(2,214)	(27,105)	(67,660)
Net increase (decrease)	1,590	519	$45,800	$17,224

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Diversified International Fund
Class A	1.15%
Actual		$1,000.00	$813.70	$5.17
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class M	1.41%
Actual		$1,000.00	$812.90	$6.34
Hypothetical-C		$1,000.00	$1,017.80	$7.05
Class C	1.95%
Actual		$1,000.00	$810.50	$8.75
Hypothetical-C		$1,000.00	$1,015.12	$9.74
Class I	.90%
Actual		$1,000.00	$814.80	$4.05
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class Z	.76%
Actual		$1,000.00	$815.40	$3.42
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADIF-SANN-0622
1.720067.123

Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp. (United States of America, Software)	6.8
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	5.8
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	5.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.8
Wells Fargo & Co. (United States of America, Banks)	2.8
AMETEK, Inc. (United States of America, Electrical Equipment)	2.6
Meta Platforms, Inc. Class A (United States of America, Interactive Media & Services)	2.5
American Express Co. (United States of America, Consumer Finance)	2.5
MasterCard, Inc. Class A (United States of America, IT Services)	2.5
Lam Research Corp. (United States of America, Semiconductors & Semiconductor Equipment)	2.5
35.8

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	30.1
Financials	15.2
Consumer Discretionary	11.7
Communication Services	10.8
Industrials	10.3
Health Care	8.6
Energy	7.6
Materials	3.4
Real Estate	1.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	63.5%
India	6.0%
France	5.4%
Canada	4.0%
Switzerland	3.4%
Japan	3.3%
United Kingdom	2.3%
Ireland	2.0%
Australia	2.0%
Other	8.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 2.0%
Iluka Resources Ltd.	245,252	$1,921,035
Canada - 4.0%
Canadian Natural Resources Ltd. (a)	35,300	2,184,011
GFL Environmental, Inc. (a)	28,100	846,653
Tourmaline Oil Corp.	15,400	793,106

TOTAL CANADA		3,823,770

Cayman Islands - 0.7%
Tencent Holdings Ltd.	13,800	650,323
Denmark - 1.3%
DSV A/S	7,800	1,278,824
France - 5.4%
LVMH Moet Hennessy Louis Vuitton SE	4,200	2,717,968
Sartorius Stedim Biotech	2,700	883,518
Teleperformance	4,600	1,650,991

TOTAL FRANCE		5,252,477

Hong Kong - 1.2%
AIA Group Ltd.	122,400	1,202,428
India - 6.0%
Axis Bank Ltd. (b)	217,300	2,045,913
Kotak Mahindra Bank Ltd. (b)	67,244	1,557,513
Reliance Industries Ltd.	23,900	864,909
TCNS Clothing Co. Ltd. (b)(c)	121,400	1,319,476

TOTAL INDIA		5,787,811

Indonesia - 1.1%
PT Bank Central Asia Tbk	1,965,200	1,102,225
Ireland - 2.0%
Accenture PLC Class A	6,500	1,952,340
Japan - 3.3%
Hitachi Ltd.	29,200	1,384,853
Hoya Corp.	9,300	922,952
Keyence Corp.	2,200	884,409

TOTAL JAPAN		3,192,214

Netherlands - 1.1%
NXP Semiconductors NV	6,000	1,025,400
Switzerland - 3.4%
Roche Holding AG (participation certificate)	5,070	1,880,027
Sika AG	4,450	1,359,289

TOTAL SWITZERLAND		3,239,316

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,500	1,719,205
United Kingdom - 2.3%
Discoverie Group PLC	125,075	1,186,435
S4 Capital PLC (b)	225,432	852,663
Starling Bank Ltd. Series D (b)(d)(e)	72,300	214,374

TOTAL UNITED KINGDOM		2,253,472

United States of America - 61.9%
Adobe, Inc. (b)	3,300	1,306,635
Alphabet, Inc. Class A (b)	2,100	4,792,599
Amazon.com, Inc. (b)	745	1,851,794
American Express Co.	14,100	2,463,411
AMETEK, Inc.	20,300	2,563,078
Apple, Inc.	35,600	5,612,340
Booking Holdings, Inc. (b)	875	1,934,021
CBRE Group, Inc.	15,100	1,253,904
Cintas Corp.	2,900	1,152,054
D.R. Horton, Inc.	9,700	675,023
Deckers Outdoor Corp. (b)	8,300	2,205,725
Halliburton Co.	60,500	2,155,010
Intercontinental Exchange, Inc.	13,300	1,540,273
Interpublic Group of Companies, Inc.	49,100	1,601,642
Intuit, Inc.	3,100	1,298,125
Lam Research Corp.	5,100	2,375,376
Marvell Technology, Inc.	17,300	1,004,784
MasterCard, Inc. Class A	6,700	2,434,646
Meta Platforms, Inc. Class A (b)	12,300	2,465,781
Microsoft Corp.	23,800	6,604,979
NVIDIA Corp.	10,900	2,021,623
S&P Global, Inc.	5,300	1,995,450
Stryker Corp.	7,500	1,809,450
Tenet Healthcare Corp. (b)	11,500	833,865
U.S. Silica Holdings, Inc. (b)	73,100	1,358,198
UnitedHealth Group, Inc.	3,700	1,881,635
Wells Fargo & Co.	61,400	2,678,882

TOTAL UNITED STATES OF AMERICA		59,870,303

TOTAL COMMON STOCKS
(Cost $76,544,774)		94,271,143

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (b)(d)(e)	50,623	547,741
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	20,000	932,686
TOTAL PREFERRED STOCKS
(Cost $1,281,810)		1,480,427

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.32% (f)	807,902	808,064
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	2,183,932	2,184,150
TOTAL MONEY MARKET FUNDS
(Cost $2,992,214)		2,992,214
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $80,818,798)		98,743,784
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,057,810)
NET ASSETS - 100%		$96,685,974

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,319,476 or 1.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $762,115 or 0.8% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$138,336
Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	$549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$4,678,689	$13,465,701	$17,336,326	$1,267	$--	$--	$808,064	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,086,800	9,118,505	8,021,155	355	--	--	2,184,150	0.0%
Total	$5,765,489	$22,584,206	$25,357,481	$1,622	$--	$--	$2,992,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,363,008	$8,860,022	$1,502,986	$--
Consumer Discretionary	11,251,748	6,666,563	4,037,444	547,741
Energy	7,355,234	6,490,325	864,909	--
Financials	14,800,469	8,678,016	5,908,079	214,374
Health Care	8,211,447	4,524,950	3,686,497	--
Industrials	10,062,888	4,561,785	5,501,103	--
Information Technology	29,172,548	27,355,453	1,817,095	--
Materials	3,280,324	--	3,280,324	--
Real Estate	1,253,904	1,253,904	--	--
Money Market Funds	2,992,214	2,992,214	--	--
Total Investments in Securities:	$98,743,784	$71,383,232	$26,598,437	$762,115

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,081,776) — See accompanying schedule: Unaffiliated issuers (cost $77,826,584)	$95,751,570
Fidelity Central Funds (cost $2,992,214)	2,992,214
Total Investment in Securities (cost $80,818,798)		$98,743,784
Cash		2,225
Foreign currency held at value (cost $13,715)		13,767
Receivable for investments sold		98,197
Receivable for fund shares sold		35,211
Dividends receivable		39,285
Reclaims receivable		74,618
Distributions receivable from Fidelity Central Funds		175
Prepaid expenses		38
Other receivables		43,084
Total assets		99,050,384
Liabilities
Payable for fund shares redeemed	$48,945
Accrued management fee	57,784
Distribution and service plan fees payable	20,828
Other affiliated payables	19,110
Other payables and accrued expenses	33,593
Collateral on securities loaned	2,184,150
Total liabilities		2,364,410
Net Assets		$96,685,974
Net Assets consist of:
Paid in capital		$75,325,762
Total accumulated earnings (loss)		21,360,212
Net Assets		$96,685,974
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,479,683 ÷ 1,737,164 shares)(a)		$18.70
Maximum offering price per share (100/94.25 of $18.70)		$19.84
Class M:
Net Asset Value and redemption price per share ($18,305,586 ÷ 1,043,808 shares)(a)		$17.54
Maximum offering price per share (100/96.50 of $17.54)		$18.18
Class C:
Net Asset Value and offering price per share ($6,149,886 ÷ 405,864 shares)(a)		$15.15
Class I:
Net Asset Value, offering price and redemption price per share ($39,750,819 ÷ 1,986,054 shares)		$20.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$489,408
Non-Cash dividends		26,556
Income from Fidelity Central Funds (including $355 from security lending)		1,622
Income before foreign taxes withheld		517,586
Less foreign taxes withheld		(32,329)
Total income		485,257
Expenses
Management fee
Basic fee	$381,325
Performance adjustment	16,594
Transfer agent fees	98,942
Distribution and service plan fees	137,159
Accounting fees	21,999
Custodian fees and expenses	4,009
Independent trustees' fees and expenses	196
Registration fees	45,250
Audit	36,941
Legal	4,865
Miscellaneous	303
Total expenses before reductions	747,583
Expense reductions	(22,476)
Total expenses after reductions		725,107
Net investment income (loss)		(239,850)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,111,663
Foreign currency transactions	(2,865)
Total net realized gain (loss)		4,108,798
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $15,085)	(23,199,442)
Assets and liabilities in foreign currencies	(6,807)
Total change in net unrealized appreciation (depreciation)		(23,206,249)
Net gain (loss)		(19,097,451)
Net increase (decrease) in net assets resulting from operations		$(19,337,301)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(239,850)	$(445,610)
Net realized gain (loss)	4,108,798	12,394,934
Change in net unrealized appreciation (depreciation)	(23,206,249)	17,307,359
Net increase (decrease) in net assets resulting from operations	(19,337,301)	29,256,683
Distributions to shareholders	(9,072,211)	–
Share transactions - net increase (decrease)	4,889,998	(6,655,855)
Total increase (decrease) in net assets	(23,519,514)	22,600,828
Net Assets
Beginning of period	120,205,488	97,604,660
End of period	$96,685,974	$120,205,488

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.21	$18.53	$15.65	$16.48	$20.21	$16.18
Income from Investment Operations
Net investment income (loss)A,B	(.05)	(.09)C	(.08)	.10	.05	.05
Net realized and unrealized gain (loss)	(3.63)	5.77	3.03	.50	(1.22)	4.15
Total from investment operations	(3.68)	5.68	2.95	.60	(1.17)	4.20
Distributions from net investment income	–	–	(.07)	(.02)	(.04)	–
Distributions from net realized gain	(1.83)	–	–	(1.41)	(2.52)	(.17)
Total distributions	(1.83)	–	(.07)	(1.43)	(2.56)	(.17)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.70	$24.21	$18.53	$15.65	$16.48	$20.21
Total ReturnE,F,G	(16.36)%	30.65%	18.89%	4.39%	(6.74)%	26.17%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.36%J	1.15%	1.23%	1.14%	1.39%	1.48%
Expenses net of fee waivers, if any	1.30%J	1.15%	1.23%	1.14%	1.39%	1.45%
Expenses net of all reductions	1.30%J	1.15%	1.21%	1.14%	1.37%	1.44%
Net investment income (loss)	(.44)%J	(.42)%C	(.45)%	.66%	.26%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$32,480	$40,398	$31,247	$30,046	$33,589	$38,710
Portfolio turnover rateK	37%J	58%	44%	142%	99%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.85	$17.54	$14.82	$15.70	$19.37	$15.56
Income from Investment Operations
Net investment income (loss)A,B	(.07)	(.14)C	(.12)	.05	–	.01
Net realized and unrealized gain (loss)	(3.41)	5.45	2.87	.48	(1.15)	3.97
Total from investment operations	(3.48)	5.31	2.75	.53	(1.15)	3.98
Distributions from net investment income	–	–	(.03)	–	–	–
Distributions from net realized gain	(1.83)	–	–	(1.41)	(2.52)	(.17)
Total distributions	(1.83)	–	(.03)	(1.41)	(2.52)	(.17)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$17.54	$22.85	$17.54	$14.82	$15.70	$19.37
Total ReturnE,F,G	(16.47)%	30.27%	18.59%	4.10%	(6.97)%	25.80%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.61%J	1.41%	1.51%	1.43%	1.67%	1.77%
Expenses net of fee waivers, if any	1.55%J	1.41%	1.50%	1.43%	1.67%	1.70%
Expenses net of all reductions	1.55%J	1.41%	1.49%	1.42%	1.65%	1.69%
Net investment income (loss)	(.69)%J	(.68)%C	(.73)%	.37%	(.01)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$18,306	$22,618	$18,864	$18,611	$21,339	$25,535
Portfolio turnover rateK	37%J	58%	44%	142%	99%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$15.46	$13.10	$14.11	$17.65	$14.26
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.22)C	(.17)	(.01)	(.08)	(.07)
Net realized and unrealized gain (loss)	(2.96)	4.80	2.53	.41	(1.02)	3.63
Total from investment operations	(3.06)	4.58	2.36	.40	(1.10)	3.56
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.83)	–	–	(1.41)	(2.44)	(.17)
Total distributions	(1.83)	–	–	(1.41)	(2.44)	(.17)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$15.15	$20.04	$15.46	$13.10	$14.11	$17.65
Total ReturnE,F,G	(16.70)%	29.62%	18.02%	3.59%	(7.39)%	25.20%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.13%J	1.92%	1.99%	1.90%	2.14%	2.23%
Expenses net of fee waivers, if any	2.05%J	1.92%	1.98%	1.90%	2.14%	2.20%
Expenses net of all reductions	2.05%J	1.92%	1.97%	1.89%	2.12%	2.19%
Net investment income (loss)	(1.19)%J	(1.19)%C	(1.21)%	(.10)%	(.48)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,150	$8,044	$9,134	$12,540	$19,741	$24,215
Portfolio turnover rateK	37%J	58%	44%	142%	99%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.75	$19.65	$16.57	$17.37	$21.16	$16.90
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.02)C	(.02)	.16	.11	.11
Net realized and unrealized gain (loss)	(3.89)	6.12	3.21	.52	(1.28)	4.33
Total from investment operations	(3.91)	6.10	3.19	.68	(1.17)	4.44
Distributions from net investment income	–	–	(.11)	(.08)	(.10)	–
Distributions from net realized gain	(1.83)	–	–	(1.41)	(2.52)	(.18)
Total distributions	(1.83)	–	(.11)	(1.48)D	(2.62)	(.18)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$20.01	$25.75	$19.65	$16.57	$17.37	$21.16
Total ReturnF,G	(16.27)%	31.04%	19.37%	4.69%	(6.45)%	26.52%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.03%J	.82%	.89%	.82%	1.09%	1.16%
Expenses net of fee waivers, if any	1.03%J	.82%	.89%	.82%	1.09%	1.16%
Expenses net of all reductions	1.03%J	.82%	.87%	.82%	1.07%	1.15%
Net investment income (loss)	(.17)%J	(.09)%C	(.11)%	.97%	.57%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$39,751	$49,146	$38,359	$37,068	$45,029	$50,881
Portfolio turnover rateK	37%J	58%	44%	142%	99%	137%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,708,853
Gross unrealized depreciation	(3,857,782)
Net unrealized appreciation (depreciation)	$17,851,071
Tax cost	$80,892,713

The Fund elected to defer to its next fiscal year approximately $352,516 of ordinary losses recognized during the period January 1,2021 to October 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	20,212,233	20,519,750

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47,494	$1,554
Class M	.25%	.25%	53,008	521
Class C	.75%	.25%	36,657	3,576
			$137,159	$5,651

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,605
Class M	841
Class C(a)	358
$5,804

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,307.21
Class M	22,103.21
Class C	8,109.22
Class I	29,423.13
	$98,942

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Capital Appreciation Fund	$101

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Capital Appreciation Fund	1,709,049	177,868	19,754

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Global Capital Appreciation Fund	$96

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Global Capital Appreciation Fund	$38	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$11,450
Class M	1.55%	6,555
Class C	2.05%	2,780
		$20,785

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,678.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$3,042,311	$ -
Class M	1,796,615	–
Class C	718,694	–
Class I	3,514,591	–
Total	$9,072,211	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	106,883	306,788	$2,325,893	$6,747,703
Reinvestment of distributions	134,237	–	2,959,935	–
Shares redeemed	(172,709)	(324,095)	(3,647,003)	(7,086,089)
Net increase (decrease)	68,411	(17,307)	$1,638,825	$(338,386)
Class M
Shares sold	31,741	62,615	$649,991	$1,290,422
Reinvestment of distributions	86,174	–	1,783,793	–
Shares redeemed	(64,008)	(148,393)	(1,301,621)	(3,082,706)
Net increase (decrease)	53,907	(85,778)	$1,132,163	$(1,792,284)
Class C
Shares sold	22,486	50,046	$401,785	$925,839
Reinvestment of distributions	39,691	–	711,270	–
Shares redeemed	(57,721)	(239,505)	(1,015,374)	(4,335,944)
Net increase (decrease)	4,456	(189,459)	$97,681	$(3,410,105)
Class I
Shares sold	130,505	259,945	$3,065,642	$5,994,641
Reinvestment of distributions	135,399	–	3,191,354	–
Shares redeemed	(188,336)	(303,759)	(4,235,667)	(7,109,721)
Net increase (decrease)	77,568	(43,814)	$2,021,329	$(1,115,080)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Global Capital Appreciation Fund
Class A	1.30%
Actual		$1,000.00	$836.40	$5.92
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.55%
Actual		$1,000.00	$835.30	$7.05
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.05%
Actual		$1,000.00	$833.00	$9.32
Hypothetical-C		$1,000.00	$1,014.63	$10.24
Class I	1.03%
Actual		$1,000.00	$837.30	$4.69
Hypothetical-C		$1,000.00	$1,019.69	$5.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGLO-SANN-0622
1.719689.123

Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Alibaba Group Holding Ltd. sponsored ADR	6.5
Meituan Class B	5.0
Samsung Electronics Co. Ltd.	4.0
Pinduoduo, Inc. ADR	3.9
Reliance Industries Ltd.	3.8
Alibaba Group Holding Ltd.	3.2
Z Holdings Corp.	1.8
Bilibili, Inc. ADR	1.8
AIA Group Ltd.	1.6
41.3

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	29.9
Consumer Discretionary	26.8
Health Care	10.6
Financials	8.6
Industrials	5.6
Communication Services	5.1
Energy	3.8
Consumer Staples	2.5
Real Estate	1.7
Materials	1.6

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	95.7%
Bonds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	10,487,142	$1,818,873
Cayman Islands - 29.6%
Akeso, Inc. (a)(b)(c)	695,989	1,298,419
Alibaba Group Holding Ltd. (a)	1,415,651	17,267,671
Alibaba Group Holding Ltd. sponsored ADR (a)	358,436	34,800,551
Antengene Corp. (a)(c)	1,628,498	1,280,988
Archosaur Games, Inc. (c)	2,019,517	1,911,284
Bairong, Inc. (a)(c)	965,327	1,306,293
BC Technology Group Ltd. (a)	1,636,281	1,022,468
Bilibili, Inc. ADR (a)(b)	399,645	9,727,359
Boqii Holding Ltd. ADR (a)	451,641	166,204
Frontage Holdings Corp. (a)(c)	5,367,510	1,585,278
GDS Holdings Ltd. ADR (a)(b)	31,087	976,754
Innovent Biologics, Inc. (a)(c)	377,646	1,171,247
iQIYI, Inc. ADR (a)(b)	382,781	1,362,700
Jacobio Pharmaceuticals Group Co. Ltd. (a)(c)	642,537	648,332
Kangji Medical Holdings Ltd. (b)	723,005	665,452
KE Holdings, Inc. ADR (a)	575,853	8,165,596
Kindstar Globalgene Technology, Inc. (a)(c)	1,586,414	425,740
Li Auto, Inc. Class A (a)	376,384	4,398,855
Medlive Technology Co. Ltd. (c)	433,869	506,411
Meituan Class B (a)(c)	1,247,005	26,718,836
Microport Cardioflow Medtech Corp. (a)(c)	6,975,799	2,434,899
Ming Yuan Cloud Group Holdings Ltd. (b)	3,078,730	3,998,716
New Horizon Health Ltd. (a)(c)	1,005,869	2,159,719
Pinduoduo, Inc. ADR (a)	484,747	20,887,748
RLX Technology, Inc. ADR (a)	350,399	711,310
Sea Ltd. ADR (a)	31,523	2,608,843
Smoore International Holdings Ltd. (b)(c)	793,593	1,659,656
Sunac China Holdings Ltd. (d)	2,393,047	1,187,222
Wuxi Biologics (Cayman), Inc. (a)(c)	712,462	5,258,551
Zai Lab Ltd. (a)	237,570	968,077
Zai Lab Ltd. ADR (a)	54,049	2,159,798

TOTAL CAYMAN ISLANDS		159,440,977

China - 14.1%
Anhui Korrun Co. Ltd. (A Shares)	679,306	1,470,693
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	13,616	293,299
Beijing Shiji Information Technology Co. Ltd. (A Shares)	2,088,774	5,644,535
Beijing Sinohytec Co. Ltd. (A Shares) (a)	162,800	2,603,841
DBAPPSecurity Ltd. (A Shares)	35,500	654,662
Estun Automation Co. Ltd.:
(A Shares)	1,567,800	3,470,298
(A Shares)	1,378,800	3,051,950
Great Wall Motor Co. Ltd. (H Shares)	401,043	561,631
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	528,869	1,224,708
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	288,656	3,538,727
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	250,708	3,358,367
Hundsun Technologies, Inc. (A Shares)	465,800	2,669,225
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	609,300	2,705,622
Joinn Laboratories China Co. Ltd. (A Shares)	232,521	3,469,765
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	611,702	878,696
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	172,367	2,834,713
Pharmaron Beijing Co. Ltd. (A Shares)	193,299	3,645,360
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	451,700	2,088,857
Shenzhen Inovance Technology Co. Ltd. (A Shares)	591,326	5,108,366
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	104,306	4,915,751
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	104,200	1,323,182
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	682,900	2,531,912
Sungrow Power Supply Co. Ltd. (A Shares)	380,200	3,584,793
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	1,115,587	2,048,002
Weihai Guangwei Composites Co. Ltd. (A Shares)	363,428	2,723,155
WuXi AppTec Co. Ltd. (H Shares) (c)	455,672	6,197,958
Yunnan Energy New Material Co. Ltd.	108,700	3,299,960

TOTAL CHINA		75,898,028

Germany - 1.6%
Delivery Hero AG (a)(c)	170,526	5,994,495
Shop Apotheke Europe NV (a)(b)(c)	28,429	2,344,509

TOTAL GERMANY		8,339,004

Hong Kong - 2.2%
AIA Group Ltd.	905,823	8,898,587
Hong Kong Exchanges and Clearing Ltd.	75,045	3,183,332

TOTAL HONG KONG		12,081,919

India - 16.3%
Amber Enterprises India Ltd. (a)	46,507	2,240,670
Asian Paints Ltd.	66,493	2,799,438
Aster DM Healthcare Ltd. (a)(c)	406,830	1,013,155
Bajaj Finance Ltd.	25,403	2,187,142
Computer Age Management Services Private Ltd.	174,005	5,580,751
Devyani International Ltd.	997,983	2,223,131
Dixon Technologies India Ltd.	84,782	4,829,374
HDFC Asset Management Co. Ltd. (c)	91,931	2,431,261
HDFC Bank Ltd.	147,723	2,645,153
Hindustan Aeronautics Ltd.	193,300	4,001,328
Housing Development Finance Corp. Ltd.	186,200	5,365,740
Indian Energy Exchange Ltd. (c)	1,312,712	3,634,933
Infosys Ltd.	320,606	6,489,932
Kotak Mahindra Bank Ltd. (a)	127,115	2,944,252
Page Industries Ltd.	6,660	3,944,469
Reliance Industries Ltd.	560,507	20,284,000
Sapphire Foods India Ltd.	143,122	2,464,444
Tata Consultancy Services Ltd.	96,049	4,421,389
Tata Motors Ltd. (a)	392,008	2,215,672
Vijaya Diagnostic Centre Pvt Ltd.	58,123	345,453
Voltas Ltd.	326,441	5,343,631
Zomato Ltd. (a)	151,220	140,064

TOTAL INDIA		87,545,382

Indonesia - 0.4%
PT Bank Central Asia Tbk	4,231,932	2,373,570
Japan - 7.0%
BASE, Inc. (a)(b)	687,808	1,870,392
Demae-Can Co. Ltd. (a)(b)	504,659	2,076,988
Freee KK (a)	265,994	7,674,805
Hennge K.K. (a)(b)	286,011	2,244,148
Lifenet Insurance Co. (a)	218,721	885,419
Money Forward, Inc. (a)	219,010	7,446,703
SHIFT, Inc. (a)	19,965	3,783,368
Uzabase, Inc. (a)	272,639	1,586,756
Z Holdings Corp.	2,515,347	9,874,847

TOTAL JAPAN		37,443,426

Korea (South) - 5.5%
Gabia, Inc.	64,100	698,860
ILJIN Hysolus Co. Ltd. (a)	2,200	69,104
Kakao Pay Corp. (a)	74,459	6,551,127
LG Energy Solution	1,614	524,481
Samsung Electronics Co. Ltd.	406,338	21,540,045

TOTAL KOREA (SOUTH)		29,383,617

Mauritius - 1.1%
MakeMyTrip Ltd. (a)	236,976	6,035,779
Netherlands - 1.1%
ASML Holding NV (Netherlands)	4,013	2,277,532
NXP Semiconductors NV	20,586	3,518,147
Yandex NV Series A (a)(d)	79,813	273,746

TOTAL NETHERLANDS		6,069,425

Singapore - 0.9%
United Overseas Bank Ltd.	232,600	4,979,095
Taiwan - 10.8%
GlobalWafers Co. Ltd.	147,000	2,563,289
MediaTek, Inc.	83,000	2,289,425
Taiwan Semiconductor Manufacturing Co. Ltd.	2,901,393	52,494,285
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,200	854,956

TOTAL TAIWAN		58,201,955

United Kingdom - 1.2%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(c)	160,800	4,714,373
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(c)	52,300	1,531,787

TOTAL UNITED KINGDOM		6,246,160

United States of America - 2.0%
Array Technologies, Inc. (a)(b)	178,500	1,165,605
ATRenew, Inc. ADR (b)	86,546	245,791
Li Auto, Inc. ADR (a)	125,420	2,813,171
NVIDIA Corp.	16,009	2,969,189
onsemi (a)	50,984	2,656,776
Smart Share Global Ltd. ADR (a)(b)	337,584	405,101
Space Exploration Technologies Corp. Class A (a)(d)(e)	6,000	336,000

TOTAL UNITED STATES OF AMERICA		10,591,633

Vietnam - 0.3%
Vietnam Dairy Products Corp.	428,640	1,381,964
TOTAL COMMON STOCKS
(Cost $640,472,888)		507,830,807

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.4%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	1,534,279
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	647,955
		2,182,234
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	107,064	4,992,856
TOTAL PREFERRED STOCKS
(Cost $5,863,105)		7,175,090
	Principal Amount	Value

Convertible Bonds - 0.5%
Cayman Islands - 0.5%
ZKH Group Ltd. 8% 12/23/22 (Cost $2,658,520)(d)(e)	2,658,520	2,658,520
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.32% (f)	22,274,003	22,278,458
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	18,119,777	18,121,589
TOTAL MONEY MARKET FUNDS
(Cost $40,400,047)		40,400,047
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $689,394,560)		558,064,464
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(19,772,982)
NET ASSETS - 100%		$538,291,482

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,448,121 or 14.8% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,176,754 or 1.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,312,699
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$927,721
Space Exploration Technologies Corp. Class A	2/16/21	$251,994
ZKH Group Ltd. 8% 12/23/22	2/24/22	$2,658,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$7,015,578	$132,018,850	$116,755,970	$3,111	$--	$--	$22,278,458	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	67,864,930	89,551,762	139,295,103	106,671	--	--	18,121,589	0.0%
Total	$74,880,508	$221,570,612	$256,051,073	$109,782	$--	$--	$40,400,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,577,652	$13,698,902	$13,605,004	$273,746
Consumer Discretionary	144,574,283	65,354,345	79,219,938	--
Consumer Staples	12,900,669	711,310	12,189,359	--
Energy	20,284,000	--	20,284,000	--
Financials	43,444,001	--	43,444,001	--
Health Care	56,152,933	2,159,798	53,345,180	647,955
Industrials	30,645,873	1,165,605	29,144,268	336,000
Information Technology	161,251,115	10,975,822	148,741,014	1,534,279
Materials	8,822,553	--	8,822,553	--
Real Estate	9,352,818	8,165,596	--	1,187,222
Corporate Bonds	2,658,520	--	--	2,658,520
Money Market Funds	40,400,047	40,400,047	--	--
Total Investments in Securities:	$558,064,464	$142,631,425	$408,795,317	$6,637,722

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Communication Services
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	18,765
Net Unrealized Gain (Loss) on Investment Securities	(6,623,664)
Cost of Purchases	--
Proceeds of Sales	(1,145,900)
Amortization/Accretion	--
Transfers into Level 3	8,024,545
Transfers out of Level 3	--
Ending Balance	$273,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(6,623,664)
Other Investments in Securities
Beginning Balance	$2,644,696
Net Realized Gain (Loss) on Investment Securities	(412,867)
Net Unrealized Gain (Loss) on Investment Securities	(3,951,619)
Cost of Purchases	5,382,055
Proceeds of Sales	(846,836)
Amortization/Accretion	--
Transfers into Level 3	3,548,547
Transfers out of Level 3	--
Ending Balance	$6,363,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(3,951,619)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,984,100) — See accompanying schedule: Unaffiliated issuers (cost $648,994,513)	$517,664,417
Fidelity Central Funds (cost $40,400,047)	40,400,047
Total Investment in Securities (cost $689,394,560)		$558,064,464
Foreign currency held at value (cost $1,488,601)		1,490,009
Receivable for fund shares sold		555,434
Dividends receivable		352,551
Interest receivable		39,582
Distributions receivable from Fidelity Central Funds		22,999
Prepaid expenses		479
Other receivables		114,135
Total assets		560,639,653
Liabilities
Payable for investments purchased	$36,670
Payable for fund shares redeemed	762,141
Accrued management fee	318,515
Distribution and service plan fees payable	61,280
Other affiliated payables	100,155
Deferred taxes	2,538,141
Other payables and accrued expenses	414,219
Collateral on securities loaned	18,117,050
Total liabilities		22,348,171
Net Assets		$538,291,482
Net Assets consist of:
Paid in capital		$698,087,604
Total accumulated earnings (loss)		(159,796,122)
Net Assets		$538,291,482
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($153,057,721 ÷ 4,325,110 shares)(a)		$35.39
Maximum offering price per share (100/94.25 of $35.39)		$37.55
Class M:
Net Asset Value and redemption price per share ($34,916,165 ÷ 1,028,990 shares)(a)		$33.93
Maximum offering price per share (100/96.50 of $33.93)		$35.16
Class C:
Net Asset Value and offering price per share ($14,018,752 ÷ 459,008 shares)(a)		$30.54
Class I:
Net Asset Value, offering price and redemption price per share ($198,070,048 ÷ 5,366,419 shares)		$36.91
Class Z:
Net Asset Value, offering price and redemption price per share ($138,228,796 ÷ 3,755,180 shares)		$36.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$1,675,909
Interest		40,029
Income from Fidelity Central Funds (including $106,671 from security lending)		109,782
Income before foreign taxes withheld		1,825,720
Less foreign taxes withheld		(310,772)
Total income		1,514,948
Expenses
Management fee	$2,629,826
Transfer agent fees	568,178
Distribution and service plan fees	482,570
Accounting fees	187,628
Custodian fees and expenses	149,702
Independent trustees' fees and expenses	1,592
Registration fees	88,808
Audit	51,474
Legal	2,704
Interest	5,499
Miscellaneous	2,279
Total expenses before reductions	4,170,260
Expense reductions	(11,419)
Total expenses after reductions		4,158,841
Net investment income (loss)		(2,643,893)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,115,365)	(19,734,003)
Foreign currency transactions	(141,861)
Total net realized gain (loss)		(19,875,864)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,023,859)	(307,924,186)
Assets and liabilities in foreign currencies	(320,052)
Total change in net unrealized appreciation (depreciation)		(308,244,238)
Net gain (loss)		(328,120,102)
Net increase (decrease) in net assets resulting from operations		$(330,763,995)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,643,893)	$(5,738,773)
Net realized gain (loss)	(19,875,864)	150,353,753
Change in net unrealized appreciation (depreciation)	(308,244,238)	(40,362,191)
Net increase (decrease) in net assets resulting from operations	(330,763,995)	104,252,789
Distributions to shareholders	(104,696,451)	(67,519,322)
Share transactions - net increase (decrease)	(121,673,292)	249,334,845
Total increase (decrease) in net assets	(557,133,738)	286,068,312
Net Assets
Beginning of period	1,095,425,220	809,356,908
End of period	$538,291,482	$1,095,425,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$61.78	$56.33	$39.85	$33.52	$39.98	$30.26
Income from Investment Operations
Net investment income (loss)A,B	(.20)	(.40)C	(.18)	.23	.25	.27
Net realized and unrealized gain (loss)	(19.83)	10.17	18.77	8.23	(6.48)	9.75
Total from investment operations	(20.03)	9.77	18.59	8.46	(6.23)	10.02
Distributions from net investment income	–	–	(.13)	(.19)	(.22)	(.24)
Distributions from net realized gain	(6.36)	(4.32)	(1.99)	(1.93)	(.01)	(.07)
Total distributions	(6.36)	(4.32)	(2.11)D	(2.13)D	(.23)	(.31)
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$35.39	$61.78	$56.33	$39.85	$33.52	$39.98
Total ReturnF,G,H	(35.48)%	17.45%	49.18%	26.60%	(15.67)%	33.54%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.24%K	1.20%	1.26%	1.32%	1.32%	1.38%
Expenses net of fee waivers, if any	1.24%K	1.20%	1.26%	1.32%	1.32%	1.37%
Expenses net of all reductions	1.24%K	1.20%	1.23%	1.31%	1.30%	1.36%
Net investment income (loss)	(.85)%K	(.61)%C	(.40)%	.62%	.62%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$153,058	$271,275	$208,546	$144,577	$106,775	$137,165
Portfolio turnover rateL	48%K	79%	110%	69%M	34%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.60	$54.51	$38.61	$32.50	$38.80	$29.39
Income from Investment Operations
Net investment income (loss)A,B	(.25)	(.55)C	(.29)	.12	.13	.16
Net realized and unrealized gain (loss)	(19.06)	9.87	18.19	7.98	(6.29)	9.49
Total from investment operations	(19.31)	9.32	17.90	8.10	(6.16)	9.65
Distributions from net investment income	–	–	(.01)	(.05)	(.13)	(.18)
Distributions from net realized gain	(6.36)	(4.23)	(1.99)	(1.93)	(.01)	(.07)
Total distributions	(6.36)	(4.23)	(2.00)	(1.99)D	(.14)	(.25)
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$33.93	$59.60	$54.51	$38.61	$32.50	$38.80
Total ReturnF,G,H	(35.58)%	17.18%	48.78%	26.21%	(15.93)%	33.16%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.50%K	1.45%	1.54%	1.61%	1.61%	1.68%
Expenses net of fee waivers, if any	1.50%K	1.45%	1.53%	1.61%	1.61%	1.68%
Expenses net of all reductions	1.50%K	1.45%	1.51%	1.60%	1.59%	1.66%
Net investment income (loss)	(1.11)%K	(.87)%C	(.68)%	.32%	.33%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$34,916	$60,893	$54,436	$39,197	$33,478	$44,730
Portfolio turnover rateL	48%K	79%	110%	69%M	34%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$54.45	$50.22	$35.77	$30.32	$36.29	$27.52
Income from Investment Operations
Net investment income (loss)A,B	(.32)	(.80)C	(.47)	(.04)	(.04)	.02
Net realized and unrealized gain (loss)	(17.23)	9.10	16.79	7.42	(5.86)	8.89
Total from investment operations	(17.55)	8.30	16.32	7.38	(5.90)	8.91
Distributions from net investment income	–	–	–	–	(.05)	(.08)
Distributions from net realized gain	(6.36)	(4.07)	(1.87)	(1.93)	(.01)	(.07)
Total distributions	(6.36)	(4.07)	(1.87)	(1.93)	(.07)D	(.14)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$30.54	$54.45	$50.22	$35.77	$30.32	$36.29
Total ReturnF,G,H	(35.72)%	16.58%	48.03%	25.67%	(16.30)%	32.58%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.99%K	1.96%	2.03%	2.08%	2.06%	2.11%
Expenses net of fee waivers, if any	1.99%K	1.96%	2.02%	2.07%	2.05%	2.11%
Expenses net of all reductions	1.99%K	1.96%	1.99%	2.06%	2.04%	2.09%
Net investment income (loss)	(1.60)%K	(1.37)%C	(1.17)%	(.14)%	(.11)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$14,019	$26,377	$28,233	$23,584	$48,507	$60,852
Portfolio turnover rateL	48%K	79%	110%	69%M	34%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$64.13	$58.29	$41.16	$34.60	$41.27	$31.19
Income from Investment Operations
Net investment income (loss)A,B	(.14)	(.24)C	(.07)	.34	.37	.38
Net realized and unrealized gain (loss)	(20.65)	10.53	19.42	8.48	(6.68)	10.06
Total from investment operations	(20.79)	10.29	19.35	8.82	(6.31)	10.44
Distributions from net investment income	(.07)	–	(.23)	(.33)	(.34)	(.31)
Distributions from net realized gain	(6.36)	(4.45)	(1.99)	(1.93)	(.01)	(.07)
Total distributions	(6.43)	(4.45)	(2.22)	(2.26)	(.36)D	(.37)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$36.91	$64.13	$58.29	$41.16	$34.60	$41.27
Total ReturnF,G	(35.39)%	17.77%	49.59%	26.93%	(15.43)%	33.97%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.96%J	.94%	1.00%	1.04%	1.03%	1.08%
Expenses net of fee waivers, if any	.96%J	.94%	1.00%	1.03%	1.03%	1.07%
Expenses net of all reductions	.96%J	.94%	.97%	1.03%	1.02%	1.06%
Net investment income (loss)	(.57)%J	(.36)%C	(.14)%	.90%	.91%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$198,070	$472,553	$414,664	$76,981	$59,527	$66,818
Portfolio turnover rateK	48%J	79%	110%	69%L	34%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$64.10	$58.22	$41.12	$34.60	$38.03
Income from Investment Operations
Net investment income (loss)B,C	(.11)	(.15)D	–E	.40	–
Net realized and unrealized gain (loss)	(20.61)	10.50	19.38	8.47	(3.43)
Total from investment operations	(20.72)	10.35	19.38	8.87	(3.43)
Distributions from net investment income	(.21)	–	(.30)	(.42)	–
Distributions from net realized gain	(6.36)	(4.47)	(1.99)	(1.93)	–
Total distributions	(6.57)	(4.47)	(2.28)F	(2.35)	–
Redemption fees added to paid in capitalB	–	–	–	–	–E
Net asset value, end of period	$36.81	$64.10	$58.22	$41.12	$34.60
Total ReturnG,H	(35.35)%	17.92%	49.80%	27.14%	(9.02)%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.84%K	.81%	.86%	.89%	.97%K
Expenses net of fee waivers, if any	.84%K	.81%	.85%	.89%	.97%K
Expenses net of all reductions	.84%K	.81%	.82%	.89%	.95%K
Net investment income (loss)	(.45)%K	(.22)%D	- %L	1.04%	(.02)%K
Supplemental Data
Net assets, end of period (000 omitted)	$138,229	$264,327	$103,477	$44,545	$573
Portfolio turnover rateM	48%K	79%	110%	69%N	34%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32) %.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 3,979,202	Market approach	Transaction price	$17.75 - $56.00 / $30.81	Increase
			Discount rate	15.0% - 50.0% / 28.5%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	3.4	Increase
Corporate Bonds	$ 2,658,520	Market approach	Transaction price	$100	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,327,227
Gross unrealized depreciation	(259,579,458)
Net unrealized appreciation (depreciation)	$(149,252,231)
Tax cost	$707,316,695

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	188,308,040	426,235,811

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$264,549	$10,694
Class M	.25%	.25%	118,540	1,292
Class C	.75%	.25%	99,481	19,468
			$482,570	$31,454

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,973
Class M	935
Class C(a)	157
$13,065

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$203,099.19
Class M	48,631.21
Class C	19,027.19
Class I	260,388.17
Class Z	37,033.04
	$568,178

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Emerging Asia Fund	$1,092

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Emerging Asia Fund	Borrower	$10,412,471.33%		$4,903

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Emerging Asia Fund	4,371,197	11,349,800	(202,054)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	1,905

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Emerging Asia Fund	$748

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Emerging Asia Fund	$11,123	$21	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Emerging Asia Fund	$2,774,200.77%		$596

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,419.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Emerging Asia Fund
Distributions to shareholders
Class A	$27,605,234	$16,330,766
Class M	6,405,957	4,291,089
Class C	3,015,354	2,394,785
Class I	42,918,366	35,966,985
Class Z	24,751,540	8,535,697
Total	$104,696,451	$67,519,322

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	311,778	1,466,058	$15,259,256	$97,597,236
Reinvestment of distributions	516,286	249,427	25,984,674	15,200,072
Shares redeemed	(893,676)	(1,027,205)	(41,336,175)	(65,746,292)
Net increase (decrease)	(65,612)	688,280	$(92,245)	$47,051,016
Class M
Shares sold	28,323	216,382	$1,264,609	$13,968,325
Reinvestment of distributions	130,630	72,109	6,310,726	4,248,659
Shares redeemed	(151,680)	(265,354)	(6,857,511)	(16,639,873)
Net increase (decrease)	7,273	23,137	$717,824	$1,577,111
Class C
Shares sold	23,560	314,439	$1,000,881	$18,955,234
Reinvestment of distributions	67,051	44,242	2,921,417	2,392,624
Shares redeemed	(115,988)	(436,445)	(4,721,051)	(25,308,618)
Net increase (decrease)	(25,377)	(77,764)	$(798,753)	$(3,960,760)
Class I
Shares sold	1,870,610	9,662,721	$88,608,293	$672,568,852
Reinvestment of distributions	719,489	513,963	37,730,001	32,436,202
Shares redeemed	(4,592,169)	(9,921,581)	(226,073,649)	(665,714,712)
Net increase (decrease)	(2,002,070)	255,103	$(99,735,355)	$39,290,342
Class Z
Shares sold	1,084,577	3,868,616	$51,245,859	$266,599,478
Reinvestment of distributions	434,767	128,161	22,725,288	8,074,147
Shares redeemed	(1,887,799)	(1,650,559)	(95,735,910)	(109,296,489)
Net increase (decrease)	(368,455)	2,346,218	$(21,764,763)	$165,377,136

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Emerging Asia Fund
Class A	1.24%
Actual		$1,000.00	$645.20	$5.06
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.50%
Actual		$1,000.00	$644.20	$6.12
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	1.99%
Actual		$1,000.00	$642.80	$8.11
Hypothetical-C		$1,000.00	$1,014.93	$9.94
Class I	.96%
Actual		$1,000.00	$646.10	$3.92
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class Z	.84%
Actual		$1,000.00	$646.50	$3.43
Hypothetical-C		$1,000.00	$1,020.63	$4.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AEA-SANN-0622
1.703637.124

Fidelity Advisor® Value Leaders Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Exxon Mobil Corp.	5.1
Berkshire Hathaway, Inc. Class B	4.7
Cigna Corp.	4.1
Centene Corp.	4.1
Comcast Corp. Class A	3.6
UnitedHealth Group, Inc.	2.9
Samsung Electronics Co. Ltd.	2.9
PG&E Corp.	2.6
Anthem, Inc.	2.4
Bank of America Corp.	2.4
34.8

Market Sectors as of April 30, 2022

% of fund's net assets
Health Care	21.6
Financials	18.2
Utilities	10.8
Communication Services	10.0
Consumer Staples	8.5
Information Technology	7.3
Industrials	6.1
Energy	6.1
Materials	2.6
Consumer Discretionary	2.6
Real Estate	0.4

Asset Allocation (% of fund's net assets)

As of April 30, 2022 *
Stocks	94.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 20.2%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	79.8%
United Kingdom	5.6%
Switzerland	4.1%
Korea (South)	2.9%
Canada	2.5%
Germany	1.9%
France	1.7%
Bailiwick of Guernsey	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	15,577	$721,215
Entertainment - 1.5%
Activision Blizzard, Inc.	5,700	430,920
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (a)	287	654,989
Media - 3.9%
Comcast Corp. Class A	26,958	1,071,850
Interpublic Group of Companies, Inc.	2,913	95,022
		1,166,872

TOTAL COMMUNICATION SERVICES		2,973,996

CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 1.0%
H&R Block, Inc.	11,000	286,770
Specialty Retail - 1.6%
Ross Stores, Inc.	4,800	478,896

TOTAL CONSUMER DISCRETIONARY		765,666

CONSUMER STAPLES - 8.5%
Food Products - 2.1%
Mondelez International, Inc.	9,795	631,582
Household Products - 6.4%
Procter & Gamble Co.	3,415	548,278
Reckitt Benckiser Group PLC	7,562	589,727
Spectrum Brands Holdings, Inc.	4,000	340,280
The Clorox Co.	2,900	416,063
		1,894,348

TOTAL CONSUMER STAPLES		2,525,930

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Exxon Mobil Corp.	17,827	1,519,749
Parex Resources, Inc.	15,400	300,172
		1,819,921
FINANCIALS - 18.2%
Banks - 7.5%
Bank of America Corp.	20,280	723,590
JPMorgan Chase & Co.	4,719	563,260
M&T Bank Corp.	3,159	526,416
PNC Financial Services Group, Inc.	2,504	415,914
		2,229,180
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	4,365	1,409,153
Insurance - 6.0%
Chubb Ltd.	3,413	704,614
The Travelers Companies, Inc.	3,236	553,550
Willis Towers Watson PLC	2,466	529,845
		1,788,009

TOTAL FINANCIALS		5,426,342

HEALTH CARE - 21.6%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	500	329,555
Health Care Providers & Services - 15.3%
Anthem, Inc.	1,450	727,799
Centene Corp. (a)	14,995	1,207,847
Cigna Corp.	5,014	1,237,355
Humana, Inc.	1,200	533,472
UnitedHealth Group, Inc.	1,706	867,586
		4,574,059
Pharmaceuticals - 5.2%
AstraZeneca PLC sponsored ADR	8,142	540,629
Roche Holding AG (participation certificate)	1,311	486,137
Sanofi SA sponsored ADR	9,850	514,663
		1,541,429

TOTAL HEALTH CARE		6,445,043

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.8%
Northrop Grumman Corp.	1,254	551,008
Air Freight & Logistics - 1.1%
Deutsche Post AG	7,500	320,419
Electrical Equipment - 1.4%
Regal Rexnord Corp.	3,202	407,422
Industrial Conglomerates - 0.8%
Siemens AG	2,050	252,058
Machinery - 1.0%
Oshkosh Corp.	3,131	289,430

TOTAL INDUSTRIALS		1,820,337

INFORMATION TECHNOLOGY - 4.4%
IT Services - 3.1%
Amdocs Ltd.	5,606	446,742
Cognizant Technology Solutions Corp. Class A	6,051	489,526
		936,268
Software - 1.3%
NortonLifeLock, Inc.	15,070	377,353

TOTAL INFORMATION TECHNOLOGY		1,313,621

MATERIALS - 2.6%
Chemicals - 1.1%
DuPont de Nemours, Inc.	4,900	323,057
Metals & Mining - 1.5%
Lundin Mining Corp.	49,144	448,729

TOTAL MATERIALS		771,786

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	500	120,510
UTILITIES - 10.8%
Electric Utilities - 10.8%
Constellation Energy Corp.	10,740	635,915
Evergy, Inc.	5,253	356,416
Exelon Corp.	12,164	569,032
PG&E Corp. (a)	60,778	768,842
PPL Corp.	9,657	273,390
Southern Co.	8,507	624,329
		3,227,924
TOTAL COMMON STOCKS
(Cost $22,509,959)		27,211,076

Nonconvertible Preferred Stocks - 2.9%
INFORMATION TECHNOLOGY - 2.9%
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co. Ltd.
(Cost $842,702)	18,602	867,492

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.32% (b)
(Cost $1,694,793)	1,694,454	1,694,793
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $25,047,454)		29,773,361
NET OTHER ASSETS (LIABILITIES) - 0.1%		33,688
NET ASSETS - 100%		$29,807,049

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$301,089	$4,684,294	$3,290,590	$453	$--	$--	$1,694,793	0.0%
Total	$301,089	$4,684,294	$3,290,590	$453	$--	$--	$1,694,793

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,973,996	$2,973,996	$--	$--
Consumer Discretionary	765,666	765,666	--	--
Consumer Staples	2,525,930	1,936,203	589,727	--
Energy	1,819,921	1,819,921	--	--
Financials	5,426,342	5,426,342	--	--
Health Care	6,445,043	5,958,906	486,137	--
Industrials	1,820,337	1,247,860	572,477	--
Information Technology	2,181,113	1,313,621	867,492	--
Materials	771,786	771,786	--	--
Real Estate	120,510	120,510	--	--
Utilities	3,227,924	3,227,924	--	--
Money Market Funds	1,694,793	1,694,793	--	--
Total Investments in Securities:	$29,773,361	$27,257,528	$2,515,833	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,352,661)	$28,078,568
Fidelity Central Funds (cost $1,694,793)	1,694,793
Total Investment in Securities (cost $25,047,454)		$29,773,361
Receivable for fund shares sold		30,332
Dividends receivable		35,445
Reclaims receivable		18,345
Distributions receivable from Fidelity Central Funds		319
Prepaid expenses		8
Receivable from investment adviser for expense reductions		7,181
Other receivables		1
Total assets		29,864,992
Liabilities
Payable for fund shares redeemed	$8,980
Accrued management fee	10,643
Transfer agent fee payable	4,625
Distribution and service plan fees payable	8,272
Other affiliated payables	975
Other payables and accrued expenses	24,448
Total liabilities		57,943
Net Assets		$29,807,049
Net Assets consist of:
Paid in capital		$24,003,677
Total accumulated earnings (loss)		5,803,372
Net Assets		$29,807,049
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($19,133,857 ÷ 927,558 shares)(a)		$20.63
Maximum offering price per share (100/94.25 of $20.63)		$21.89
Class M:
Net Asset Value and redemption price per share ($5,347,358 ÷ 257,878 shares)(a)		$20.74
Maximum offering price per share (100/96.50 of $20.74)		$21.49
Class C:
Net Asset Value and offering price per share ($2,483,676 ÷ 123,993 shares)(a)		$20.03
Class I:
Net Asset Value, offering price and redemption price per share ($2,842,158 ÷ 136,981 shares)		$20.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$270,240
Income from Fidelity Central Funds		453
Total income		270,693
Expenses
Management fee
Basic fee	$72,881
Performance adjustment	(21,532)
Transfer agent fees	26,980
Distribution and service plan fees	45,464
Accounting fees and expenses	5,407
Custodian fees and expenses	1,932
Independent trustees' fees and expenses	46
Registration fees	27,391
Audit	21,733
Legal	1,183
Miscellaneous	140
Total expenses before reductions	181,625
Expense reductions	(11,635)
Total expenses after reductions		169,990
Net investment income (loss)		100,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,030,963
Foreign currency transactions	(17)
Total net realized gain (loss)		1,030,946
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,244,033)
Assets and liabilities in foreign currencies	(1,293)
Total change in net unrealized appreciation (depreciation)		(1,245,326)
Net gain (loss)		(214,380)
Net increase (decrease) in net assets resulting from operations		$(113,677)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,703	$176,961
Net realized gain (loss)	1,030,946	2,237,725
Change in net unrealized appreciation (depreciation)	(1,245,326)	5,344,958
Net increase (decrease) in net assets resulting from operations	(113,677)	7,759,644
Distributions to shareholders	(1,882,632)	(114,402)
Share transactions - net increase (decrease)	5,099,826	622,413
Total increase (decrease) in net assets	3,103,517	8,267,655
Net Assets
Beginning of period	26,703,532	18,435,877
End of period	$29,807,049	$26,703,532

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$15.67	$18.62	$19.31	$18.81	$16.03
Income from Investment Operations
Net investment income (loss)A,B	.09	.17	.15	.20	.16	.11
Net realized and unrealized gain (loss)	(.08)	6.49	(2.81)	.58C	.47D	2.75
Total from investment operations	.01	6.66	(2.66)	.78	.63	2.86
Distributions from net investment income	(.15)	(.11)	(.20)	(.19)	(.13)	(.08)
Distributions from net realized gain	(1.45)	–	(.09)	(1.28)	–	–
Total distributions	(1.60)	(.11)	(.29)	(1.47)	(.13)	(.08)
Net asset value, end of period	$20.63	$22.22	$15.67	$18.62	$19.31	$18.81
Total ReturnE,F,G	.27%	42.68%	(14.57)%	4.64%C	3.33%D	17.87%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.23%J	1.27%	1.35%	1.29%	1.25%	1.39%
Expenses net of fee waivers, if any	1.15%J	1.15%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%J	1.15%	1.24%	1.25%	1.25%	1.25%
Net investment income (loss)	.80%J	.83%	.91%	1.12%	.81%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$19,134	$16,513	$10,954	$16,648	$15,105	$17,848
Portfolio turnover rateK	47%J	51%	144%	37%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.45%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.21%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.30	$15.72	$18.68	$19.34	$18.82	$16.04
Income from Investment Operations
Net investment income (loss)A,B	.06	.12	.11	.16	.11	.07
Net realized and unrealized gain (loss)	(.08)	6.52	(2.83)	.59C	.47D	2.75
Total from investment operations	(.02)	6.64	(2.72)	.75	.58	2.82
Distributions from net investment income	(.09)	(.06)	(.15)	(.13)	(.06)	(.04)
Distributions from net realized gain	(1.45)	–	(.09)	(1.28)	–	–
Total distributions	(1.54)	(.06)	(.24)	(1.41)	(.06)	(.04)
Net asset value, end of period	$20.74	$22.30	$15.72	$18.68	$19.34	$18.82
Total ReturnE,F,G	.13%	42.32%	(14.79)%	4.42%C	3.09%D	17.60%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.49%J	1.54%	1.64%	1.58%	1.54%	1.67%
Expenses net of fee waivers, if any	1.40%J	1.41%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40%J	1.41%	1.49%	1.50%	1.50%	1.50%
Net investment income (loss)	.55%J	.57%	.66%	.87%	.56%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$5,347	$5,275	$3,821	$5,146	$4,987	$5,866
Portfolio turnover rateK	47%J	51%	144%	37%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.23%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.97%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.49	$15.18	$17.99	$18.67	$18.21	$15.56
Income from Investment Operations
Net investment income (loss)A,B	.01	.01	.03	.06	.01	(.02)
Net realized and unrealized gain (loss)	(.07)	6.30	(2.75)	.58C	.45D	2.67
Total from investment operations	(.06)	6.31	(2.72)	.64	.46	2.65
Distributions from net investment income	–	–	–	(.04)	–	–
Distributions from net realized gain	(1.40)	–	(.09)	(1.28)	–	–
Total distributions	(1.40)	–	(.09)	(1.32)	–	–
Net asset value, end of period	$20.03	$21.49	$15.18	$17.99	$18.67	$18.21
Total ReturnE,F,G	(.11)%	41.57%	(15.22)%	3.90%C	2.53%D	17.03%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.06%J	2.09%	2.18%	2.13%	2.09%	2.22%
Expenses net of fee waivers, if any	1.90%J	1.93%	2.00%	2.00%	2.00%	1.99%
Expenses net of all reductions	1.90%J	1.93%	1.99%	2.00%	2.00%	1.99%
Net investment income (loss)	.05%J	.05%	.16%	.37%	.06%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,484	$1,875	$1,763	$2,733	$5,298	$5,619
Portfolio turnover rateK	47%J	51%	144%	37%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 3.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.41%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.39	$15.80	$18.78	$19.47	$18.97	$16.16
Income from Investment Operations
Net investment income (loss)A,B	.11	.23	.20	.25	.22	.16
Net realized and unrealized gain (loss)	(.08)	6.54	(2.82)	.59C	.46D	2.77
Total from investment operations	.03	6.77	(2.62)	.84	.68	2.93
Distributions from net investment income	(.22)	(.18)	(.27)	(.26)	(.18)	(.12)
Distributions from net realized gain	(1.45)	–	(.09)	(1.28)	–	–
Total distributions	(1.67)	(.18)	(.36)	(1.53)E	(.18)	(.12)
Net asset value, end of period	$20.75	$22.39	$15.80	$18.78	$19.47	$18.97
Total ReturnF,G	.37%	43.08%	(14.31)%	4.96%C	3.61%D	18.19%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.91%J	.94%	.99%	.97%	.96%	1.12%
Expenses net of fee waivers, if any	.90%J	.87%	.99%	.97%	.96%	1.00%
Expenses net of all reductions	.90%J	.87%	.98%	.96%	.96%	1.00%
Net investment income (loss)	1.05%J	1.11%	1.17%	1.41%	1.10%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,842	$3,041	$1,898	$2,342	$4,225	$4,052
Portfolio turnover rateK	47%J	51%	144%	37%	35%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.77%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.49%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,465,295
Gross unrealized depreciation	(754,623)
Net unrealized appreciation (depreciation)	$4,710,672
Tax cost	$25,062,689

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	8,157,158	6,338,980

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,739	$459
Class M	.25%	.25%	13,554	84
Class C	.75%	.25%	10,171	1,476
			$45,464	$2,019

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,388
Class M	493
Class C(a)	221
$5,102

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16,755.19
Class M	5,626.21
Class C	2,752.27
Class I	1,847.13
	$26,980

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Leaders Fund	$97

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Leaders Fund	1,055,006	553,310	29,302

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Value Leaders Fund	$22

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$6,969
Class M	1.40%	2,545
Class C	1.90%	1,599
Class I	.90%	116
		$11,229

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $403.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$1,169,693	$78,530
Class M	368,978	14,324
Class C	121,226	–
Class I	222,735	21,548
Total	$1,882,632	$114,402

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	196,989	160,485	$4,226,088	$3,329,008
Reinvestment of distributions	57,208	4,232	1,145,881	76,850
Shares redeemed	(69,680)	(120,673)	(1,480,769)	(2,393,031)
Net increase (decrease)	184,517	44,044	$3,891,200	$1,012,827
Class M
Shares sold	22,613	28,263	$492,324	$591,751
Reinvestment of distributions	18,182	775	366,362	14,155
Shares redeemed	(19,466)	(35,596)	(414,006)	(725,370)
Net increase (decrease)	21,329	(6,558)	$444,680	$(119,464)
Class C
Shares sold	50,248	17,522	$1,035,598	$335,639
Reinvestment of distributions	6,217	–	121,226	–
Shares redeemed	(19,688)	(46,418)	(406,481)	(911,467)
Net increase (decrease)	36,777	(28,896)	$750,343	$(575,828)
Class I
Shares sold	9,257	32,280	$199,362	$647,210
Reinvestment of distributions	10,963	1,174	220,577	21,417
Shares redeemed	(19,084)	(17,730)	(406,336)	(363,749)
Net increase (decrease)	1,136	15,724	$13,603	$304,878

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Value Leaders Fund
Class A	1.15%
Actual		$1,000.00	$1,002.70	$5.71
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class M	1.40%
Actual		$1,000.00	$1,001.30	$6.95
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class C	1.90%
Actual		$1,000.00	$998.90	$9.42
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class I	.90%
Actual		$1,000.00	$1,003.70	$4.47
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AVLF-SANN-0622
1.800656.118

Fidelity Advisor® Focused Emerging Markets Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	7.4
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.2
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	3.0
Barrick Gold Corp. (Canada, Metals & Mining)	2.7
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.5
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	2.4
China Resources Beer Holdings Co. Ltd. (Hong Kong, Beverages)	2.2
44.1

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	20.3
Financials	18.5
Consumer Discretionary	17.8
Materials	9.1
Communication Services	8.9
Industrials	6.6
Consumer Staples	6.4
Energy	4.9
Health Care	3.6

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	18.2%
Korea (South)	15.3%
China	15.0%
Taiwan	12.8%
India	9.0%
Brazil	4.2%
Mexico	4.2%
United States of America*	3.9%
Indonesia	2.7%
Other	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
Bermuda - 2.3%
Credicorp Ltd. (United States)	208,700	$28,986,343
Shangri-La Asia Ltd. (a)	20,892,000	15,818,203

TOTAL BERMUDA		44,804,546

Canada - 2.7%
Barrick Gold Corp.	2,394,700	53,425,757
Cayman Islands - 18.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	348,400	33,826,156
JD.com, Inc. sponsored ADR	1,316,818	81,194,998
Li Ning Co. Ltd.	2,573,500	20,058,294
Meituan Class B (a)(b)	2,268,300	48,601,517
Tencent Holdings Ltd.	3,662,400	172,590,179

TOTAL CAYMAN ISLANDS		356,271,144

China - 15.0%
China Life Insurance Co. Ltd. (H Shares)	32,405,000	47,090,063
China Merchants Bank Co. Ltd. (H Shares)	6,231,500	37,558,810
Guangzhou Automobile Group Co. Ltd. (H Shares)	36,978,000	31,353,506
Haier Smart Home Co. Ltd. (A Shares)	17,162,056	66,555,010
Industrial & Commercial Bank of China Ltd. (H Shares)	98,183,000	59,185,371
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	638,300	30,081,910
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,570,877	21,501,174

TOTAL CHINA		293,325,844

Greece - 1.6%
National Bank of Greece SA (a)	8,081,921	32,056,755
Hong Kong - 2.2%
China Resources Beer Holdings Co. Ltd.	7,190,000	42,232,914
Hungary - 2.0%
Richter Gedeon PLC	1,911,308	38,120,994
India - 9.0%
Axis Bank Ltd. (a)	2,100,700	19,778,416
Housing Development Finance Corp. Ltd.	999,798	28,811,255
Infosys Ltd. sponsored ADR	1,406,100	27,939,207
Larsen & Toubro Ltd.	1,399,200	30,713,834
Shree Cement Ltd.	68,983	23,182,258
Solar Industries India Ltd.	745,246	26,655,760
Voltas Ltd.	1,200,800	19,656,330

TOTAL INDIA		176,737,060

Indonesia - 2.7%
PT Bank Mandiri (Persero) Tbk	38,439,669	23,603,305
PT United Tractors Tbk (c)	14,326,100	29,894,266

TOTAL INDONESIA		53,497,571

Korea (South) - 15.3%
Hyundai Motor Co.	180,070	25,987,020
Korea Aerospace Industries Ltd.	689,778	23,656,822
Korea Zinc Co. Ltd.	44,900	20,389,554
LG Innotek Co. Ltd.	120,970	32,649,234
POSCO	138,770	31,516,412
Samsung Electronics Co. Ltd.	2,731,491	144,796,794
Shinhan Financial Group Co. Ltd.	609,880	20,155,276

TOTAL KOREA (SOUTH)		299,151,112

Mexico - 4.2%
Fomento Economico Mexicano S.A.B. de CV unit	4,304,000	32,362,520
Grupo Financiero Banorte S.A.B. de CV Series O	3,932,900	25,962,363
Wal-Mart de Mexico SA de CV Series V	6,464,800	22,860,362

TOTAL MEXICO		81,185,245

Netherlands - 0.1%
Yandex NV Series A (a)(d)	798,300	2,738,041
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	782,000	221,220
Sberbank of Russia sponsored ADR (d)	3,242,100	57,709

TOTAL RUSSIA		278,929

South Africa - 1.2%
Impala Platinum Holdings Ltd.	1,749,100	22,625,338
Taiwan - 12.8%
ECLAT Textile Co. Ltd.	1,522,000	24,987,760
HIWIN Technologies Corp.	3,898,660	28,886,479
Sporton International, Inc.	736,350	4,528,946
Taiwan Semiconductor Manufacturing Co. Ltd.	8,150,554	147,466,239
Unimicron Technology Corp.	3,601,000	25,272,033
Yageo Corp.	1,410,000	19,042,174

TOTAL TAIWAN		250,183,631

Thailand - 2.6%
Kasikornbank PCL (For. Reg.)	4,598,200	20,372,753
PTT PCL (For. Reg.)	28,429,500	30,925,032

TOTAL THAILAND		51,297,785

Turkey - 0.0%
Turkiye Petrol Rafinerileri A/S (a)	14,800	233,439
TOTAL COMMON STOCKS
(Cost $1,990,591,947)		1,798,166,105

Nonconvertible Preferred Stocks - 4.2%
Brazil - 4.2%
Ambev SA sponsored ADR	8,703,900	25,328,349
Itau Unibanco Holding SA	4,391,580	21,203,090
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,609,778	35,414,687
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,002,143)		81,946,126

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.32% (e)
(Cost $92,786,657)	92,768,103	92,786,657
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,148,380,747)		1,972,898,888
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,616,249)
NET ASSETS - 100%		$1,956,282,639

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,601,517 or 2.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$30,848,669	$587,276,222	$525,338,234	$31,147	$--	$--	$92,786,657	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	28,269,950	175,607,130	203,877,080	22,284	--	--	--	0.0%
Total	$59,118,619	$762,883,352	$729,215,314	$53,431	$--	$--	$92,786,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$175,328,220	$--	$172,590,179	$2,738,041
Consumer Discretionary	348,382,464	115,021,154	233,361,310	--
Consumer Staples	122,784,145	80,551,231	42,232,914	--
Energy	96,688,644	35,648,126	60,819,298	221,220
Financials	364,821,509	76,151,796	288,612,004	57,709
Health Care	68,202,904	38,120,994	30,081,910	--
Industrials	128,943,585	--	128,943,585	--
Information Technology	397,165,681	27,939,207	369,226,474	--
Materials	177,795,079	53,425,757	124,369,322	--
Money Market Funds	92,786,657	92,786,657	--	--
Total Investments in Securities:	$1,972,898,888	$519,644,922	$1,450,236,996	$3,016,970

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,055,594,090)	$1,880,112,231
Fidelity Central Funds (cost $92,786,657)	92,786,657
Total Investment in Securities (cost $2,148,380,747)		$1,972,898,888
Foreign currency held at value (cost $15,334,670)		15,334,718
Receivable for investments sold		24,862
Receivable for fund shares sold		20,580,077
Dividends receivable		5,070,611
Distributions receivable from Fidelity Central Funds		14,199
Prepaid expenses		694
Other receivables		93,952
Total assets		2,014,018,001
Liabilities
Payable for investments purchased
Regular delivery	$40,535,367
Delayed delivery	771,575
Payable for fund shares redeemed	11,565,253
Accrued management fee	1,202,792
Distribution and service plan fees payable	70,923
Other affiliated payables	240,398
Other payables and accrued expenses	3,349,054
Total liabilities		57,735,362
Net Assets		$1,956,282,639
Net Assets consist of:
Paid in capital		$2,204,753,377
Total accumulated earnings (loss)		(248,470,738)
Net Assets		$1,956,282,639
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($148,282,689 ÷ 5,307,906 shares)(a)		$27.94
Maximum offering price per share (100/94.25 of $27.94)		$29.64
Class M:
Net Asset Value and redemption price per share ($36,726,505 ÷ 1,329,538 shares)(a)		$27.62
Maximum offering price per share (100/96.50 of $27.62)		$28.62
Class C:
Net Asset Value and offering price per share ($26,992,346 ÷ 1,038,909 shares)(a)		$25.98
Class I:
Net Asset Value, offering price and redemption price per share ($661,858,586 ÷ 23,559,612 shares)		$28.09
Class Z:
Net Asset Value, offering price and redemption price per share ($1,082,422,513 ÷ 38,632,274 shares)		$28.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$21,180,326
Non-Cash dividends		5,215,205
Income from Fidelity Central Funds (including $22,284 from security lending)		53,431
Income before foreign taxes withheld		26,448,962
Less foreign taxes withheld		(2,501,205)
Total income		23,947,757
Expenses
Management fee	$7,767,509
Transfer agent fees	1,046,353
Distribution and service plan fees	495,146
Accounting fees	442,055
Custodian fees and expenses	189,938
Independent trustees' fees and expenses	3,446
Registration fees	172,241
Audit	36,767
Legal	3,260
Interest	2,588
Miscellaneous	3,876
Total expenses before reductions	10,163,179
Expense reductions	(28,778)
Total expenses after reductions		10,134,401
Net investment income (loss)		13,813,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,943,776)	(55,865,281)
Foreign currency transactions	7,433
Total net realized gain (loss)		(55,857,848)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,486,038)	(381,501,705)
Assets and liabilities in foreign currencies	(786,406)
Total change in net unrealized appreciation (depreciation)		(382,288,111)
Net gain (loss)		(438,145,959)
Net increase (decrease) in net assets resulting from operations		$(424,332,603)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,813,356	$19,904,180
Net realized gain (loss)	(55,857,848)	96,713,422
Change in net unrealized appreciation (depreciation)	(382,288,111)	51,154,765
Net increase (decrease) in net assets resulting from operations	(424,332,603)	167,772,367
Distributions to shareholders	(103,925,954)	(27,152,600)
Share transactions - net increase (decrease)	418,308,733	841,937,805
Total increase (decrease) in net assets	(109,949,824)	982,557,572
Net Assets
Beginning of period	2,066,232,463	1,083,674,891
End of period	$1,956,282,639	$2,066,232,463

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Focused Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.01	$30.73	$26.18	$24.48	$28.86	$22.30
Income from Investment Operations
Net investment income (loss)A,B	.17	.31	.15	.44C	.09	.08
Net realized and unrealized gain (loss)	(6.60)	5.64	4.48	4.26	(4.39)	6.49
Total from investment operations	(6.43)	5.95	4.63	4.70	(4.30)	6.57
Distributions from net investment income	(.52)	(.05)	(.08)	(.06)D	(.05)	(.01)
Distributions from net realized gain	(1.12)	(.62)	–	(2.94)D	(.03)	–
Total distributions	(1.64)	(.67)	(.08)	(3.00)	(.08)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$27.94	$36.01	$30.73	$26.18	$24.48	$28.86
Total ReturnF,G,H	(18.58)%	19.43%	17.71%	19.42%	(14.93)%	29.46%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.33%K	1.32%	1.39%	1.41%	1.44%	1.47%
Expenses net of fee waivers, if any	1.33%K	1.32%	1.39%	1.41%	1.44%	1.47%
Expenses net of all reductions	1.33%K	1.32%	1.36%	1.39%	1.40%	1.46%
Net investment income (loss)	1.06%K	.83%	.54%	1.62%C	.30%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$148,283	$191,955	$150,749	$144,062	$120,499	$142,129
Portfolio turnover rateL	63%K	51%	66%	166%M	87%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .44%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.56	$30.36	$25.86	$24.25	$28.61	$22.16
Income from Investment Operations
Net investment income (loss)A,B	.12	.20	.07	.36C	–D	.02
Net realized and unrealized gain (loss)	(6.54)	5.58	4.43	4.20	(4.34)	6.43
Total from investment operations	(6.42)	5.78	4.50	4.56	(4.34)	6.45
Distributions from net investment income	(.41)	–	–	(.02)E	–	–
Distributions from net realized gain	(1.12)	(.58)	–	(2.93)E	(.02)	–
Total distributions	(1.52)F	(.58)	–	(2.95)	(.02)	–
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$27.62	$35.56	$30.36	$25.86	$24.25	$28.61
Total ReturnG,H,I	(18.72)%	19.10%	17.40%	19.03%	(15.17)%	29.11%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.62%L	1.61%	1.68%	1.70%	1.73%	1.75%
Expenses net of fee waivers, if any	1.62%L	1.60%	1.67%	1.70%	1.73%	1.75%
Expenses net of all reductions	1.62%L	1.60%	1.64%	1.68%	1.69%	1.73%
Net investment income (loss)	.78%L	.55%	.25%	1.33%C	- %M	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$36,727	$48,494	$42,509	$45,310	$40,616	$53,572
Portfolio turnover rateN	63%L	51%	66%	166%O	87%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .15%.

 D Amount represents less than $.005 per share.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount represents less than .005%.

 N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.42	$28.57	$24.46	$23.18	$27.46	$21.37
Income from Investment Operations
Net investment income (loss)A,B	.04	.01	(.06)	.22C	(.13)	(.10)
Net realized and unrealized gain (loss)	(6.15)	5.27	4.17	4.02	(4.15)	6.19
Total from investment operations	(6.11)	5.28	4.11	4.24	(4.28)	6.09
Distributions from net investment income	(.21)	–	–	(.02)D	–	–
Distributions from net realized gain	(1.12)	(.43)	–	(2.94)D	–	–
Total distributions	(1.33)	(.43)	–	(2.96)	–	–
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$25.98	$33.42	$28.57	$24.46	$23.18	$27.46
Total ReturnF,G,H	(18.93)%	18.52%	16.80%	18.48%	(15.59)%	28.50%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.12%K	2.11%	2.18%	2.20%	2.22%	2.24%
Expenses net of fee waivers, if any	2.12%K	2.11%	2.17%	2.20%	2.22%	2.24%
Expenses net of all reductions	2.12%K	2.11%	2.14%	2.17%	2.19%	2.22%
Net investment income (loss)	.27%K	.04%	(.25)%	.83%C	(.49)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,992	$37,777	$35,268	$41,615	$50,617	$57,599
Portfolio turnover rateL	63%K	51%	66%	166%M	87%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.34)%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.27	$30.94	$26.34	$24.65	$29.03	$22.44
Income from Investment Operations
Net investment income (loss)A,B	.22	.42	.24	.54C	.18	.17
Net realized and unrealized gain (loss)	(6.65)	5.67	4.51	4.26	(4.41)	6.51
Total from investment operations	(6.43)	6.09	4.75	4.80	(4.23)	6.68
Distributions from net investment income	(.63)	(.15)	(.15)	(.17)D	(.12)	(.09)
Distributions from net realized gain	(1.12)	(.62)	–	(2.94)D	(.03)	–
Total distributions	(1.75)	(.76)E	(.15)	(3.11)	(.15)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$28.09	$36.27	$30.94	$26.34	$24.65	$29.03
Total ReturnG,H	(18.49)%	19.77%	18.13%	19.78%	(14.64)%	29.94%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.02%K	1.03%	1.06%	1.09%	1.12%	1.13%
Expenses net of fee waivers, if any	1.02%K	1.03%	1.06%	1.09%	1.12%	1.13%
Expenses net of all reductions	1.02%K	1.03%	1.03%	1.06%	1.08%	1.11%
Net investment income (loss)	1.37%K	1.13%	.86%	1.94%C	.62%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$661,859	$660,307	$312,731	$288,485	$394,904	$340,526
Portfolio turnover rateL	63%K	51%	66%	166%M	87%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.33 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .77%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Focused Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.21	$30.89	$26.33	$24.65	$29.02	$22.44
Income from Investment Operations
Net investment income (loss)A,B	.24	.47	.28	.57C	.22	.21
Net realized and unrealized gain (loss)	(6.63)	5.66	4.50	4.26	(4.41)	6.50
Total from investment operations	(6.39)	6.13	4.78	4.83	(4.19)	6.71
Distributions from net investment income	(.68)	(.20)	(.22)	(.21)D	(.15)	(.13)
Distributions from net realized gain	(1.12)	(.62)	–	(2.94)D	(.03)	–
Total distributions	(1.80)	(.81)E	(.22)	(3.15)	(.18)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$28.02	$36.21	$30.89	$26.33	$24.65	$29.02
Total ReturnG,H	(18.43)%	19.94%	18.29%	19.93%	(14.52)%	30.13%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.90%K	.90%	.94%	.95%	.98%	.98%
Expenses net of fee waivers, if any	.90%K	.90%	.93%	.95%	.98%	.98%
Expenses net of all reductions	.90%K	.90%	.90%	.92%	.94%	.97%
Net investment income (loss)	1.49%K	1.25%	.99%	2.09%C	.76%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,423	$1,127,699	$542,418	$90,032	$65,453	$14,387
Portfolio turnover rateL	63%K	51%	66%	166%M	87%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .91%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,950,676
Gross unrealized depreciation	(417,149,701)
Net unrealized appreciation (depreciation)	$(203,199,025)
Tax cost	$2,176,097,913

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	897,792,885	619,310,047

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$219,491	$8,886
Class M	.25%	.25%	109,802	986
Class C	.75%	.25%	165,853	28,655
			$495,146	$38,527

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,752
Class M	1,496
Class C(a)	401
$14,649

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$193,108.22
Class M	56,460.26
Class C	42,616.26
Class I	536,200.16
Class Z	217,969.04
	$1,046,353

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Focused Emerging Markets Fund	$3,547

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Focused Emerging Markets Fund	Borrower	$10,486,700.32%		$1,867

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Focused Emerging Markets Fund	8,367,965	11,334,735	(8,952,506)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Focused Emerging Markets Fund	$1,697

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Focused Emerging Markets Fund	$2,398	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Focused Emerging Markets Fund	$8,945,600.58%		$721

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $183.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,595.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$8,660,415	$3,269,063
Class M	2,051,478	815,657
Class C	1,462,486	524,769
Class I	31,181,994	7,975,616
Class Z	60,569,581	14,567,495
Total	$103,925,954	$27,152,600

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	385,323	1,446,101	$12,487,663	$54,725,907
Reinvestment of distributions	253,984	91,216	8,427,188	3,177,059
Shares redeemed	(661,747)	(1,111,936)	(21,175,243)	(41,562,562)
Net increase (decrease)	(22,440)	425,381	$(260,392)	$16,340,404
Class M
Shares sold	61,440	268,448	$1,999,537	$9,992,297
Reinvestment of distributions	60,785	23,091	1,996,161	796,190
Shares redeemed	(156,415)	(327,828)	(5,040,683)	(12,069,870)
Net increase (decrease)	(34,190)	(36,289)	$(1,044,985)	$(1,281,383)
Class C
Shares sold	90,502	361,253	$2,747,362	$12,691,027
Reinvestment of distributions	46,491	16,009	1,438,907	521,091
Shares redeemed	(228,630)	(481,004)	(6,910,202)	(16,888,679)
Net increase (decrease)	(91,637)	(103,742)	$(2,723,933)	$(3,676,561)
Class I
Shares sold	11,849,318	14,527,820	$382,640,585	$555,294,070
Reinvestment of distributions	853,376	217,624	28,434,488	7,614,673
Shares redeemed	(7,348,895)	(6,647,608)	(239,000,883)	(251,550,539)
Net increase (decrease)	5,353,799	8,097,836	$172,074,190	$311,358,204
Class Z
Shares sold	44,045,534	26,390,119	$1,379,956,270	$988,674,538
Reinvestment of distributions	617,102	161,741	20,493,941	5,643,146
Shares redeemed	(37,177,260)	(12,964,561)	(1,150,186,358)	(475,120,543)
Net increase (decrease)	7,485,376	13,587,299	$250,263,853	$519,197,141

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Focused Emerging Markets Fund
Class A	1.33%
Actual		$1,000.00	$814.20	$5.98
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class M	1.62%
Actual		$1,000.00	$812.80	$7.28
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Class C	2.12%
Actual		$1,000.00	$810.70	$9.52
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Class I	1.02%
Actual		$1,000.00	$815.10	$4.59
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class Z	.90%
Actual		$1,000.00	$815.70	$4.05
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FAEM-SANN-0622
1.800638.118

Fidelity Advisor® Global Equity Income Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.7
Microsoft Corp. (United States of America, Software)	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.4
The Coca-Cola Co. (United States of America, Beverages)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Walmart, Inc. (United States of America, Food & Staples Retailing)	1.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.3
Accenture PLC Class A (Ireland, IT Services)	1.3
19.8

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	19.9
Health Care	12.3
Consumer Staples	11.3
Industrials	10.2
Financials	8.8
Consumer Discretionary	8.0
Communication Services	6.9
Energy	6.2
Materials	4.5
Utilities	3.8
Real Estate	1.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	52.7%
United Kingdom	8.5%
Japan	5.9%
Canada	5.0%
France	4.2%
Switzerland	3.7%
Ireland	2.4%
Taiwan	2.4%
Germany	2.2%
Other	13.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	93.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Bailiwick of Guernsey - 0.3%
Amdocs Ltd.	1,309	$104,314
Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)	4,095	64,210
Experian PLC	1,551	53,563
WPP PLC	7,130	88,875

TOTAL BAILIWICK OF JERSEY		206,648

Belgium - 0.7%
KBC Group NV	2,276	154,841
UCB SA	936	106,398

TOTAL BELGIUM		261,239

Bermuda - 0.0%
Hiscox Ltd.	1,193	14,166
Brazil - 0.7%
Equatorial Energia SA	50,883	263,886
Canada - 5.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	6,268	279,039
Canadian Natural Resources Ltd.	5,591	346,040
Constellation Software, Inc.	86	135,353
George Weston Ltd.	95	11,819
Imperial Oil Ltd.	6,269	315,634
Lundin Mining Corp.	11,474	104,768
Nutrien Ltd.	1,005	98,759
Open Text Corp.	4,480	179,423
Shaw Communications, Inc. Class B	5,282	157,311
Suncor Energy, Inc.	10,022	360,266

TOTAL CANADA		1,988,412

Cayman Islands - 1.0%
HKBN Ltd.	290,944	339,921
SITC International Holdings Co. Ltd.	15,007	49,890

TOTAL CAYMAN ISLANDS		389,811

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	743	205,051
TravelSky Technology Ltd. (H Shares)	46,313	69,941

TOTAL CHINA		274,992

Finland - 1.2%
Elisa Corp. (A Shares)	6,986	409,529
Neste OYJ	1,331	57,112

TOTAL FINLAND		466,641

France - 4.2%
Capgemini SA	2,273	462,735
Edenred SA	2,968	149,059
Elior SA (a)(b)	997	3,044
LVMH Moet Hennessy Louis Vuitton SE	486	314,508
Sanofi SA	3,763	397,730
Teleperformance	431	154,691
Vicat SA	2,163	65,044
VINCI SA	1,578	153,119

TOTAL FRANCE		1,699,930

Germany - 2.2%
Deutsche Post AG	5,283	225,703
Deutsche Telekom AG	8,879	163,561
Linde PLC	546	171,246
Rheinmetall AG	601	135,480
Siemens AG	1,516	186,400

TOTAL GERMANY		882,390

Hong Kong - 0.6%
AIA Group Ltd.	25,087	246,449
India - 1.5%
HDFC Bank Ltd. sponsored ADR	1,469	81,103
Redington (India) Ltd.	70,886	140,296
Reliance Industries Ltd.	10,088	365,071

TOTAL INDIA		586,470

Indonesia - 0.3%
PT Bank Central Asia Tbk (c)	239,446	134,298
Ireland - 2.4%
Accenture PLC Class A	1,753	526,531
Johnson Controls International PLC	2,434	145,724
Linde PLC	843	262,982
Seagate Technology Holdings PLC	385	31,585

TOTAL IRELAND		966,822

Japan - 5.9%
Capcom Co. Ltd.	2,736	72,195
Daiichikosho Co. Ltd.	4,548	124,047
FUJIFILM Holdings Corp.	1,599	87,899
Fujitsu Ltd.	726	109,734
Hitachi Ltd.	5,142	243,867
Hoya Corp.	4,222	419,000
Inaba Denki Sangyo Co. Ltd.	8,718	170,981
Jm Holdings Co. Ltd.	3,454	43,223
Minebea Mitsumi, Inc.	7,656	146,889
NSD Co. Ltd.	3,805	67,544
Renesas Electronics Corp. (a)	11,489	122,679
Roland Corp.	2,904	100,217
Shin-Etsu Chemical Co. Ltd.	594	81,636
Sony Group Corp.	4,250	366,780
Toyota Motor Corp.	12,644	216,639

TOTAL JAPAN		2,373,330

Kenya - 0.4%
Safaricom Ltd.	551,201	160,410
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	10,159	538,530
Luxembourg - 0.3%
B&M European Value Retail SA	19,204	117,665
Netherlands - 1.1%
Airbus Group NV	2,028	222,009
NXP Semiconductors NV	1,337	228,493

TOTAL NETHERLANDS		450,502

New Zealand - 0.5%
Auckland International Airport Ltd. (a)	40,727	204,572
South Africa - 0.0%
Thungela Resources Ltd.	644	10,922
Spain - 1.6%
Aena SME SA (a)(b)	1,782	252,883
Amadeus IT Holding SA Class A (a)	6,496	407,058

TOTAL SPAIN		659,941

Sweden - 0.3%
EQT AB	878	24,849
HEXPOL AB (B Shares)	12,422	106,657

TOTAL SWEDEN		131,506

Switzerland - 3.7%
Barry Callebaut AG	26	59,840
Chubb Ltd.	725	149,676
Nestle SA (Reg. S)	3,096	399,675
Roche Holding AG (participation certificate)	1,517	562,525
Sika AG	1,089	332,644

TOTAL SWITZERLAND		1,504,360

Taiwan - 2.4%
International Games Systems Co. Ltd.	4,698	115,410
MediaTek, Inc.	5,884	162,301
Taiwan Semiconductor Manufacturing Co. Ltd.	37,420	677,032

TOTAL TAIWAN		954,743

United Kingdom - 8.5%
Anglo American PLC (United Kingdom)	5,089	225,397
AstraZeneca PLC sponsored ADR	6,004	398,666
BAE Systems PLC	24,030	221,957
Compass Group PLC	19,954	421,066
Cranswick PLC	1,225	48,711
Diageo PLC	9,530	475,441
Electrocomponents PLC	15,826	206,569
Informa PLC (a)	28,633	203,120
JD Sports Fashion PLC	66,660	109,834
Reckitt Benckiser Group PLC	3,259	254,155
RELX PLC (London Stock Exchange)	16,966	505,425
Starling Bank Ltd. Series D (a)(d)(e)	20,800	61,673
Unilever PLC	3,857	179,312
WH Smith PLC (a)	6,221	111,924

TOTAL UNITED KINGDOM		3,423,250

United States of America - 46.0%
AbbVie, Inc.	2,416	354,862
Albertsons Companies, Inc.	2,228	69,692
Ameren Corp.	2,715	252,224
American Tower Corp.	926	223,185
Amgen, Inc.	2,043	476,407
Apple, Inc.	11,986	1,889,595
Bank of America Corp.	10,102	360,439
BJ's Wholesale Club Holdings, Inc. (a)	4,946	318,275
BlackRock, Inc. Class A	343	214,265
Bristol-Myers Squibb Co.	6,131	461,480
Burlington Stores, Inc. (a)	262	53,333
Capital One Financial Corp.	2,910	362,644
Cisco Systems, Inc.	5,644	276,443
Comcast Corp. Class A	7,449	296,172
Costco Wholesale Corp.	501	266,392
Crane Co.	1,054	101,426
Crown Holdings, Inc.	1,461	160,768
Danaher Corp.	1,930	484,681
Dollar Tree, Inc. (a)	745	121,025
Dominion Energy, Inc.	2,715	221,653
Eli Lilly & Co.	1,820	531,677
Exxon Mobil Corp.	3,655	311,589
General Electric Co.	2,398	178,771
Hartford Financial Services Group, Inc.	1,892	132,308
Hess Corp.	1,721	177,383
JPMorgan Chase & Co.	3,289	392,575
Keurig Dr. Pepper, Inc.	4,593	171,778
Kohl's Corp.	3,812	220,639
Lamar Advertising Co. Class A	2,912	321,514
Lowe's Companies, Inc.	1,934	382,410
M&T Bank Corp.	1,277	212,799
Merck & Co., Inc.	2,465	218,621
Microsoft Corp.	5,639	1,564,935
Mondelez International, Inc.	3,200	206,336
MSCI, Inc.	225	94,781
NextEra Energy, Inc.	3,970	281,949
Northrop Grumman Corp.	436	191,578
NRG Energy, Inc.	3,275	117,573
Packaging Corp. of America	1,567	252,553
PG&E Corp. (a)	3,305	41,808
Phillips 66 Co.	2,708	234,946
PNC Financial Services Group, Inc.	1,372	227,889
Procter & Gamble Co.	3,065	492,086
PVH Corp.	1,102	80,204
T-Mobile U.S., Inc. (a)	3,469	427,173
Target Corp.	2,034	465,074
Tempur Sealy International, Inc.	3,107	84,231
The Coca-Cola Co.	8,743	564,885
The Travelers Companies, Inc.	1,253	214,338
United Parcel Service, Inc. Class B	1,330	239,373
UnitedHealth Group, Inc.	1,111	564,999
Valero Energy Corp.	2,445	272,569
Verizon Communications, Inc.	4,481	207,470
Vistra Corp.	8,076	202,062
Walmart, Inc.	3,578	547,398
Watsco, Inc.	85	22,676
WEC Energy Group, Inc.	1,363	136,368
Wells Fargo & Co.	11,520	502,618

TOTAL UNITED STATES OF AMERICA		18,454,897

TOTAL COMMON STOCKS
(Cost $29,757,815)		37,471,096

Money Market Funds - 15.4%
Fidelity Cash Central Fund 0.32% (f)	6,078,665	6,079,881
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	80,592	80,600
TOTAL MONEY MARKET FUNDS
(Cost $6,160,481)		6,160,481
TOTAL INVESTMENT IN SECURITIES - 108.7%
(Cost $35,918,296)		43,631,577
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(3,489,235)
NET ASSETS - 100%		$40,142,342

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,927 or 0.6% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,673 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$3,121,618	$9,103,300	$6,145,037	$1,643	$--	$--	$6,079,881	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	462,383	381,783	401	--	--	80,600	0.0%
Total	$3,121,618	$9,565,683	$ 6,526,820	$2,044	$--	$--	$6,160,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,765,194	$1,248,536	$1,516,658	$--
Consumer Discretionary	3,168,593	1,406,916	1,761,677	--
Consumer Staples	4,593,108	2,927,700	1,665,408	--
Energy	2,451,532	2,018,427	433,105	--
Financials	3,581,711	2,945,435	574,603	61,673
Health Care	4,977,046	3,491,393	1,485,653	--
Industrials	4,077,756	943,758	3,133,998	--
Information Technology	7,931,480	4,936,672	2,994,808	--
Materials	1,862,454	879,830	982,624	--
Real Estate	544,699	544,699	--	--
Utilities	1,517,523	1,517,523	--	--
Money Market Funds	6,160,481	6,160,481	--	--
Total Investments in Securities:	$43,631,577	$29,021,370	$14,548,534	$61,673

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,105) — See accompanying schedule: Unaffiliated issuers (cost $29,757,815)	$37,471,096
Fidelity Central Funds (cost $6,160,481)	6,160,481
Total Investment in Securities (cost $35,918,296)		$43,631,577
Cash		422
Foreign currency held at value (cost $203,415)		203,285
Receivable for investments sold		2,182,943
Receivable for fund shares sold		128,425
Dividends receivable		61,260
Reclaims receivable		20,728
Distributions receivable from Fidelity Central Funds		1,330
Prepaid expenses		10
Receivable from investment adviser for expense reductions		35,687
Total assets		46,265,667
Liabilities
Payable for investments purchased
Regular delivery	$5,899,714
Delayed delivery	21,047
Payable for fund shares redeemed	11,886
Accrued management fee	21,814
Distribution and service plan fees payable	11,102
Other affiliated payables	6,857
Other payables and accrued expenses	70,305
Collateral on securities loaned	80,600
Total liabilities		6,123,325
Net Assets		$40,142,342
Net Assets consist of:
Paid in capital		$32,568,825
Total accumulated earnings (loss)		7,573,517
Net Assets		$40,142,342
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,572,483 ÷ 738,565 shares)(a)		$18.38
Maximum offering price per share (100/94.25 of $18.38)		$19.50
Class M:
Net Asset Value and redemption price per share ($8,935,297 ÷ 486,740 shares)(a)		$18.36
Maximum offering price per share (100/96.50 of $18.36)		$19.03
Class C:
Net Asset Value and offering price per share ($5,062,612 ÷ 278,546 shares)(a)		$18.18
Class I:
Net Asset Value, offering price and redemption price per share ($7,601,352 ÷ 413,228 shares)		$18.40
Class Z:
Net Asset Value, offering price and redemption price per share ($4,970,598 ÷ 268,752 shares)		$18.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$362,512
Income from Fidelity Central Funds (including $401 from security lending)		2,044
Income before foreign taxes withheld		364,556
Less foreign taxes withheld		(22,044)
Total income		342,512
Expenses
Management fee	$122,081
Transfer agent fees	30,329
Distribution and service plan fees	65,791
Accounting fees	9,378
Custodian fees and expenses	3,692
Independent trustees' fees and expenses	59
Registration fees	56,498
Audit	30,946
Legal	1,409
Miscellaneous	152
Total expenses before reductions	320,335
Expense reductions	(68,848)
Total expenses after reductions		251,487
Net investment income (loss)		91,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8,292)	(85,996)
Foreign currency transactions	1,011
Total net realized gain (loss)		(84,985)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,476)	(2,079,443)
Assets and liabilities in foreign currencies	(4,203)
Total change in net unrealized appreciation (depreciation)		(2,083,646)
Net gain (loss)		(2,168,631)
Net increase (decrease) in net assets resulting from operations		$(2,077,606)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,025	$112,330
Net realized gain (loss)	(84,985)	3,052,387
Change in net unrealized appreciation (depreciation)	(2,083,646)	4,519,727
Net increase (decrease) in net assets resulting from operations	(2,077,606)	7,684,444
Distributions to shareholders	(2,822,226)	(393,317)
Share transactions - net increase (decrease)	10,668,400	5,360,910
Total increase (decrease) in net assets	5,768,568	12,652,037
Net Assets
Beginning of period	34,373,774	21,721,737
End of period	$40,142,342	$34,373,774

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$15.95	$15.33	$13.86	$14.63	$12.44
Income from Investment Operations
Net investment income (loss)A,B	.06	.10	.13	.19	.19	.13
Net realized and unrealized gain (loss)	(1.03)	5.32	.61	1.76	(.52)	2.20
Total from investment operations	(.97)	5.42	.74	1.95	(.33)	2.33
Distributions from net investment income	(.03)	(.10)C	(.12)	(.20)	(.18)	(.13)
Distributions from net realized gain	(1.69)	(.20)C	–	(.28)	(.26)	(.01)
Total distributions	(1.72)	(.30)	(.12)	(.48)	(.44)	(.14)
Net asset value, end of period	$18.38	$21.07	$15.95	$15.33	$13.86	$14.63
Total ReturnD,E,F	(5.12)%	34.23%	4.87%	14.52%	(2.41)%	18.79%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.69%I	1.72%	1.97%	2.18%	1.91%	2.05%
Expenses net of fee waivers, if any	1.30%I	1.34%	1.39%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.30%I	1.34%	1.38%	1.45%	1.44%	1.45%
Net investment income (loss)	.60%I	.49%	.81%	1.32%	1.33%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,572	$12,640	$8,362	$8,314	$8,427	$7,441
Portfolio turnover rateJ	15%I	40%	52%	18%K	37%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.05	$15.94	$15.32	$13.85	$14.62	$12.44
Income from Investment Operations
Net investment income (loss)A,B	.03	.05	.09	.15	.16	.10
Net realized and unrealized gain (loss)	(1.03)	5.31	.61	1.76	(.53)	2.18
Total from investment operations	(1.00)	5.36	.70	1.91	(.37)	2.28
Distributions from net investment income	–	(.06)C	(.08)	(.16)	(.14)	(.10)
Distributions from net realized gain	(1.69)	(.20)C	–	(.28)	(.26)	(.01)
Total distributions	(1.69)	(.25)D	(.08)	(.44)	(.40)	(.10)D
Net asset value, end of period	$18.36	$21.05	$15.94	$15.32	$13.85	$14.62
Total ReturnE,F,G	(5.24)%	33.89%	4.63%	14.23%	(2.64)%	18.42%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.90%J	1.95%	2.24%	2.49%	2.21%	2.35%
Expenses net of fee waivers, if any	1.55%J	1.60%	1.64%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.55%J	1.60%	1.63%	1.70%	1.69%	1.69%
Net investment income (loss)	.35%J	.23%	.56%	1.07%	1.08%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$8,935	$8,442	$3,545	$3,135	$3,279	$3,573
Portfolio turnover rateK	15%J	40%	52%	18%L	37%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.88	$15.84	$15.24	$13.77	$14.57	$12.39
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.05)	.01	.08	.08	.03
Net realized and unrealized gain (loss)	(1.02)	5.28	.62	1.75	(.53)	2.19
Total from investment operations	(1.04)	5.23	.63	1.83	(.45)	2.22
Distributions from net investment income	–	–C,D	(.03)	(.09)	(.09)	(.03)
Distributions from net realized gain	(1.66)	(.19)C	–	(.28)	(.26)	(.01)
Total distributions	(1.66)	(.19)	(.03)	(.36)E	(.35)	(.04)
Net asset value, end of period	$18.18	$20.88	$15.84	$15.24	$13.77	$14.57
Total ReturnF,G,H	(5.49)%	33.22%	4.12%	13.71%	(3.22)%	17.91%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.43%K	2.47%	2.75%	2.99%	2.72%	2.85%
Expenses net of fee waivers, if any	2.05%K	2.09%	2.14%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.05%K	2.09%	2.13%	2.20%	2.19%	2.20%
Net investment income (loss)	(.16)%K	(.26)%	.06%	.57%	.58%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,063	$5,891	$4,082	$4,173	$4,340	$4,190
Portfolio turnover rateL	15%K	40%	52%	18%M	37%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.09	$15.96	$15.35	$13.88	$14.66	$12.46
Income from Investment Operations
Net investment income (loss)A,B	.08	.15	.17	.22	.23	.16
Net realized and unrealized gain (loss)	(1.02)	5.32	.60	1.77	(.53)	2.21
Total from investment operations	(.94)	5.47	.77	1.99	(.30)	2.37
Distributions from net investment income	(.05)	(.15)C	(.16)	(.24)	(.22)	(.16)
Distributions from net realized gain	(1.69)	(.20)C	–	(.28)	(.26)	(.01)
Total distributions	(1.75)D	(.34)D	(.16)	(.52)	(.48)	(.17)
Net asset value, end of period	$18.40	$21.09	$15.96	$15.35	$13.88	$14.66
Total ReturnE,F	(4.98)%	34.59%	5.08%	14.84%	(2.20)%	19.12%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.45%I	1.37%	1.63%	1.83%	1.51%	1.77%
Expenses net of fee waivers, if any	1.05%I	1.07%	1.13%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.05%I	1.07%	1.12%	1.20%	1.19%	1.20%
Net investment income (loss)	.85%I	.75%	1.06%	1.57%	1.58%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$7,601	$2,823	$2,378	$2,188	$2,493	$2,533
Portfolio turnover rateJ	15%I	40%	52%	18%K	37%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$21.18	$16.01	$15.37	$13.88	$14.88
Income from Investment Operations
Net investment income (loss)B,C	.10	.18	.19	.25	.01
Net realized and unrealized gain (loss)	(1.03)	5.34	.61	1.76	(.94)
Total from investment operations	(.93)	5.52	.80	2.01	(.93)
Distributions from net investment income	(.05)	(.15)D	(.16)	(.24)	(.07)
Distributions from net realized gain	(1.69)	(.20)D	–	(.28)	–
Total distributions	(1.75)E	(.35)	(.16)	(.52)	(.07)
Net asset value, end of period	$18.50	$21.18	$16.01	$15.37	$13.88
Total ReturnF,G	(4.91)%	34.75%	5.29%	15.00%	(6.31)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.26%J	1.29%	1.50%	1.37%	1.08%J
Expenses net of fee waivers, if any	.90%J	.93%	.98%	1.04%	1.05%J
Expenses net of all reductions	.90%J	.93%	.97%	1.04%	1.04%J
Net investment income (loss)	1.00%J	.90%	1.21%	1.73%	.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,971	$4,579	$3,354	$3,599	$94
Portfolio turnover rateK	15%J	40%	52%	18%L	37%J

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes and losses due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,128,549
Gross unrealized depreciation	(1,477,309)
Net unrealized appreciation (depreciation)	$7,651,240
Tax cost	$35,980,337

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Equity Income Fund	10,911,866	2,572,681

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,751	$637
Class M	.25%	.25%	22,272	205
Class C	.75%	.25%	26,768	4,824
			$65,791	$5,666

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,753
Class M	986
Class C(a)	1
$2,740

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$14,135.21
Class M	7,461.17
Class C	5,574.21
Class I	2,201.12
Class Z	958.04
	$30,329

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Equity Income Fund	$61

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Equity Income Fund	328,323	21,451	10,016

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Global Equity Income Fund	$29

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Global Equity Income Fund	$49	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$26,400
Class M	1.55%	15,436
Class C	2.05%	10,246
Class I	1.05%	7,504
Class Z	.90%	8,734
		$68,320

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $525.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Global Equity Income Fund
Distributions to shareholders
Class A	$1,095,875	$159,603
Class M	701,688	63,027
Class C	433,098	49,095
Class I	228,836	47,915
Class Z	362,729	73,677
Total	$2,822,226	$393,317

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Advisor Global Equity Income Fund
Class A
Shares sold	147,183	150,442	$2,898,008	$2,985,593
Reinvestment of distributions	54,795	8,392	1,075,524	155,239
Shares redeemed	(63,235)	(83,330)	(1,242,004)	(1,637,388)
Net increase (decrease)	138,743	75,504	$2,731,528	$1,503,444
Class M
Shares sold	85,500	204,169	$1,682,781	$4,037,840
Reinvestment of distributions	35,782	3,428	701,688	62,978
Shares redeemed	(35,540)	(29,024)	(694,353)	(563,106)
Net increase (decrease)	85,742	178,573	$1,690,116	$3,537,712
Class C
Shares sold	38,285	79,044	$732,752	$1,527,924
Reinvestment of distributions	22,213	2,756	432,262	48,927
Shares redeemed	(64,107)	(57,448)	(1,263,100)	(1,112,359)
Net increase (decrease)	(3,609)	24,352	$(98,086)	$464,492
Class I
Shares sold	283,844	16,112	$5,427,378	$322,451
Reinvestment of distributions	9,124	1,960	179,137	36,296
Shares redeemed	(13,573)	(33,236)	(274,544)	(623,246)
Net increase (decrease)	279,395	(15,164)	$5,331,971	$(264,499)
Class Z
Shares sold	80,289	52,488	$1,566,331	$1,041,371
Reinvestment of distributions	17,626	3,913	347,863	72,992
Shares redeemed	(45,296)	(49,793)	(901,323)	(994,602)
Net increase (decrease)	52,619	6,608	$1,012,871	$119,761

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Advisor Global Equity Income Fund
Class A	1.30%
Actual		$1,000.00	$948.80	$6.28
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.55%
Actual		$1,000.00	$947.60	$7.48
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.05%
Actual		$1,000.00	$945.10	$9.89
Hypothetical-C		$1,000.00	$1,014.63	$10.24
Class I	1.05%
Actual		$1,000.00	$950.20	$5.08
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class Z	.90%
Actual		$1,000.00	$950.90	$4.35
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AGED-SANN-0622
1.938154.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022